Document and Entity Information	3 Months Ended
Mar. 31, 2013
Entity Information [Line Items]
Document Type	S-4/A
Amendment Flag	false
Document Period End Date	Mar 31, 2013
Trading Symbol	TRLA
Entity Registrant Name	TRULIA, INC.
Entity Central Index Key	0001349454
Entity Filer Category	Non-accelerated Filer

Condensed Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 214,336	$ 100,017	$ 7,041
Short-term investments			4,300
Accounts receivable, net of allowance for doubtful accounts	7,450	6,095	3,715
Prepaid expenses and other current assets	1,586	1,413	524
Total current assets	223,372	107,525	15,580
Restricted cash	385	385
Property and equipment, net	8,294	7,069	5,548
Goodwill	2,155	2,155	2,155
Other assets	1,520	1,830	912
TOTAL ASSETS	235,726	118,964	24,195
CURRENT LIABILITIES:
Accounts payable	543	525	1,335
Accrued liabilities	4,311	2,916	1,505
Accrued compensation and benefits	4,578	4,500	2,042
Deferred revenue	14,713	13,296	4,827
Deferred rent, current portion	512	444	387
Capital lease liability, current portion	146	217	292
Long-term debt, current portion	3,646	2,665	730
Other current liabilities	330	330	297
Total current liabilities	28,779	24,893	11,415
Deferred revenue, net of current portion	101
Deferred rent, net of current portion	357	407	638
Capital lease liability, net of current portion		16	156
Long-term debt, net of current portion	6,149	7,094	8,862
Other long-term liabilities	20	20	85
Total liabilities	35,406	32,430	21,156
Commitments and contingencies
STOCKHOLDERS' EQUITY:
Convertible preferred stock, par value of $0.000033 per share, issuable in Series A, B, C and D, no shares and 42,897,601 shares authorized as of December 31, 2012 and 2011; no shares and 14,161,444 shares issued and outstanding as of December 31, 2012 and 2011; aggregate liquidation preferences of nil and $33,609 as of December 31, 2012 and 2011
Preferred stock, value
Common stock, value
Additional paid-in capital	249,427	133,659	39,243
Accumulated deficit	(49,107)	(47,125)	(36,204)
Total stockholders' equity	200,320	86,534	3,039
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 235,726	$ 118,964	$ 24,195

Condensed Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Allowance for doubtful accounts	$ 163	$ 142	$ 80
Common stock, par value	$ 0.00001	$ 0.00001	$ 0.000033
Common stock, shares authorized	1,000,000,000	1,000,000,000	77,200,000
Common stock, shares issued	32,084,152	27,552,818	6,919,892
Common stock, shares outstanding	32,084,152	27,552,818	6,919,892
Convertible Preferred Stock
Preferred stock, par value		$ 0.000033	$ 0.000033
Preferred stock, authorized			42,897,601
Preferred stock, issued			14,161,444
Preferred stock, outstanding			14,161,444
Aggregate liquidation preferences			$ 33,609
Preferred stock
Preferred stock, par value	$ 0.00001	$ 0.00001
Preferred stock, authorized	20,000,000	20,000,000	0
Preferred stock, issued
Preferred stock, outstanding

Condensed Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue	$ 24,002,000	$ 12,162,000	$ 68,085,000	$ 38,518,000	$ 19,785,000
Cost and operating expenses:
Cost of revenue (exclusive of amortization of product development cost)	3,181,000	2,205,000	9,999,000	5,795,000	3,657,000
Technology and development	4,897,000	4,646,000	20,199,000	14,650,000	8,803,000
Sales and marketing	12,293,000	6,075,000	33,747,000	17,717,000	8,638,000
General and administrative	5,172,000	2,971,000	13,659,000	6,123,000	2,501,000
Total cost and operating expenses	25,543,000	15,897,000	77,604,000	44,285,000	23,599,000
Loss from operations	(1,541,000)	(3,735,000)	(9,519,000)	(5,767,000)	(3,814,000)
Interest income	26,000	3,000	50,000	17,000	15,000
Interest expense	(236,000)	(252,000)	(1,016,000)	(389,000)	(39,000)
Change in fair value of warrant liability		(216,000)	(369,000)	(16,000)
Loss before provision for income taxes	(1,751,000)	(4,200,000)	(10,854,000)	(6,155,000)	(3,838,000)
Provision for income taxes	(231,000)		(67,324)
Net loss attributable to common stockholders	$ (1,982,000)	$ (4,200,000)	$ (10,921,000)	$ (6,155,000)	$ (3,838,000)
Net loss per share attributable to common stockholders, basic and diluted	$ (0.07)	$ (0.61)	$ (0.87)	$ (0.92)	$ (0.64)
Weighted average shares used in computing net loss per share attributable to common stockholders, basic and diluted	28,427,025	6,882,065	12,538,769	6,657,045	6,016,550

Condensed Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (1,982)	$ (4,200)	$ (10,921)	$ (6,155)	$ (3,838)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	1,360	797	3,585	2,496	963
Stock-based compensation	1,392	465	2,570	1,484	354
Provision for doubtful accounts	22	21	95	176	82
Issuance of common stock warrants in exchange for services				93	16
Change in fair value of warrant liability		216	369	16
Amortization of debt discount	35	45	167	38
Amortization of debt issue cost	7	8	30	10
Changes in operating assets and liabilities:
Accounts receivable	(1,377)	(92)	(2,475)	(1,427)	(736)
Prepaid expenses and other current assets	(173)	8	(889)	(286)	(71)
Other assets		42	(13)	(168)	(487)
Accounts payable	42	443	(864)	336	428
Accrued liabilities	354	664	1,811	100	(126)
Accrued compensation and benefits	78	500	2,458	666	657
Deferred rent	18	(11)	(174)	651	374
Deferred revenue	1,518	2,191	8,469	3,017	1,264
Other long-term liabilities		13	(65)	85
Net cash provided by (used in) operating activities	1,294	1,110	4,153	1,132	(1,120)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash acquired from acquisition of Movity, Inc.					904
Increase (decrease)in restricted cash and deposits	248		(764)	(2,200)	(2,100)
Decrease in restricted cash				4,645	345
Reclass from restricted cash to short-term investments				(4,300)
Maturities of short-term investments		2,200	4,300
Purchases of property and equipment	(2,423)	(1,108)	(5,506)	(4,783)	(2,628)
Net cash provided by (used in) investing activities	(2,175)	1,092	(1,970)	(6,638)	(3,479)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from initial public offering, net of underwriting discounts	114,056		93,279
Payments of costs related to initial public offering	(65)		(3,832)
Proceeds from long-term debt				12,035	2,100
Repayment of notes payable				(110)
Repayments on long-term debt				(4,045)	(772)
Repayments on capital lease liability	(87)	(73)	(334)	(181)	(34)
Proceeds from exercise of stock options	1,296	253	1,680	408	113
Proceeds from exercise of common stock warrants				45
Net cash provided by financing activities	115,200	180	90,793	8,152	1,407
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	114,319	2,382	92,976	2,646	(3,192)
CASH AND CASH EQUIVALENTS - Beginning of period	100,017	7,041	7,041	4,395	7,587
CASH AND CASH EQUIVALENTS - End of period	214,336	9,423	100,017	7,041	4,395
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid for interest	191	197	791	263	38
Cash paid for income taxes	231		4	10	11
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Issuance of preferred stock warrants in connection with debt financing				281
Unpaid deferred IPO/follow-on public offering costs	1,024	64
Common stock issued in connection with the acquisition of Movity, Inc					2,218
Stock-based compensation capitalized in product development costs	113	8	66	22	17
Purchase of equipment under capital leases		119	119	439	155
Net change related to purchase of equipment in accounts payable and accrued liabilities	(7)	(373)	54	(584)	699
Conversion of preferred stock warrants to common stock warrants	$ 56,054		$ 666

Statements of Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Convertible Preferred Stock
Balance at Dec. 31, 2009	$ 8,262		$ 34,473	$ (26,211)
Balance, Shares at Dec. 31, 2009		5,821,121			14,161,444
Issuance of common stock related to acquisition of Movity, Inc.	2,218		2,218
Issuance of common stock related to acquisition of Movity, Inc., Shares		542,689
Issuance of common stock warrants in exchange for services	16		16
Exercise of common stock options	113		113
Exercise of common stock options, Shares		255,581
Stock-based compensation expense related to options granted to employees and nonemployees	371		371
Net loss and total comprehensive loss	(3,838)			(3,838)
Balance at Dec. 31, 2010	7,142		37,191	(30,049)
Balance, Shares at Dec. 31, 2010		6,619,391			14,161,444
Issuance of common stock warrants in exchange for services	93		93
Exercise of common stock options	408		408
Exercise of common stock options, Shares		287,766
Exercise of common stock warrant	45		45
Exercise of common stock warrant, Shares		12,735
Stock-based compensation expense related to options granted to employees and nonemployees	1,506		1,506
Net loss and total comprehensive loss	(6,155)			(6,155)
Balance at Dec. 31, 2011	3,039		39,243	(36,204)
Balance, Shares at Dec. 31, 2011		6,919,892			14,161,444
Issuance of common stock in connection with initial public offering net of offering costs	89,447		89,447
Issuance of common stock in connection with initial public offering net of offering costs, Shares		5,900,000
Conversion of convertible preferred stock to common stock in connection with initial public offering
Conversion of convertible preferred stock to common stock in connection with initial public offering, Shares		14,161,444			(14,161,444)
Conversion of preferred stock warrant to common stock warrant in connection with initial public offering	666		666
Exercise of common stock options	1,681		1,681
Exercise of common stock options, Shares	541,445	541,445
Exercise of common stock warrant, Shares		33,380
Shares returned from escrow related to acquisition of Movity, Inc.	(14)		(14)
Shares returned from escrow related to acquisition of Movity, Inc., Shares		(3,343)
Stock-based compensation expense related to options granted to employees and nonemployees	2,636		2,636
Net loss and total comprehensive loss	(10,921)			(10,921)
Balance at Dec. 31, 2012	$ 86,534		$ 133,659	$ (47,125)
Balance, Shares at Dec. 31, 2012		27,552,818

Organization and Description of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Organization and Description of Business

1.    Organization and Description of Business

Trulia, Inc. (“Trulia” or the “Company”) was incorporated on June 1, 2005 in the state of Delaware as Realwide, Inc. On September 22, 2005, the Company changed its name to Trulia, Inc. Trulia’s online marketplace and mobile applications help consumers research homes and neighborhoods and help real estate professionals market themselves and their listings. The Company’s subscription products also provide real estate professionals with access to transaction-ready consumers and help them enhance their online presence.

Follow-on Public Offering

In March 2013, the Company completed its follow-on public offering in which the Company sold an aggregate of 4,025,000 shares of its common stock, which included 525,000 shares sold pursuant to the exercise by the underwriters of an option to purchase additional shares, at a public offering price of $29.75 per share. In addition, another 3,117,311 shares were sold by certain selling stockholders, which included 406,606 shares sold pursuant to the exercise by the underwriters of an option to purchase additional shares. The Company received aggregate net proceeds of $113.0 million, after deducting underwriting discounts and commissions and offering expenses payable by the Company, from sales of its shares in the offering. The Company did not receive any of the proceeds from the sales of shares by the selling stockholders.

Certain Significant Risks and Uncertainties

The Company operates in a dynamic industry and, accordingly, can be affected by a variety of factors. For example, management of the Company believes that changes in any of the following areas could have a significant negative effect on the Company in terms of its future financial position, results of operations, or cash flows: ability to obtain additional financing; advances and trends in new technologies and industry standards; changes in certain strategic relationships or customer relationships; market acceptance of the Company’s products; development of sales channels; loss of significant customers; litigation or other claims against the Company; the hiring, training, and retention of key employees; and new product introductions by competitors.

1.    Organization and Description of Business

Trulia, Inc. (“Trulia” or the “Company”) was incorporated on June 1, 2005 in the state of Delaware as Realwide, Inc. On September 22, 2005, the Company changed its name to Trulia, Inc. Trulia’s online marketplace and mobile applications help consumers research homes and neighborhoods and help real estate professionals market themselves and their listings. The Company’s subscription products also provide real estate professionals with access to transaction-ready consumers and help them enhance their online presence.

Initial Public Offering

In September 2012, the Company completed an initial public offering (“IPO”) in which the Company sold 5,900,000 shares of its common stock, which included 900,000 shares sold pursuant to the exercise by the underwriters of an option to purchase additional shares, at a public offering price of $17.00 per share. In addition, another 1,000,000 shares were sold by certain selling stockholders. The Company received net proceeds of $89.4 million, after deducting underwriting discounts and commissions and offering expenses payable by the Company, from sales of its shares in the IPO. The Company did not receive any proceeds from sales by the selling stockholders. Immediately prior to the completion of the IPO, all shares of the then-outstanding convertible preferred stock automatically converted into an aggregate of 14,161,444 shares of common stock, and an outstanding warrant to purchase convertible preferred stock automatically converted into a warrant to purchase up to 120,961 shares of common stock.

Certain Significant Risks and Uncertainties

The Company operates in a dynamic industry and, accordingly, can be affected by a variety of factors. For example, management of the Company believes that changes in any of the following areas could have a significant negative effect on the Company in terms of its future financial position, results of operations, or cash flows: ability to obtain additional financing; advances and trends in new technologies and industry standards; changes in certain strategic relationships or customer relationships; market acceptance of the Company’s products; development of sales channels; loss of significant customers; litigation or other claims against the Company; the hiring, training, and retention of key employees; and new product introductions by competitors.

Summary of Significant Accounting Policies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies

2.    Summary of Significant Accounting Policies

Basis of Presentation

The Company’s condensed financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Certain information and note disclosures normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these interim condensed financial statements should be read in conjunction with the audited financial statements and accompanying notes as of and for the year ended December 31, 2012 included in the Company’s Annual Report on Form 10-K, which was filed with the SEC on March 4, 2013. The condensed balance sheet as of December 31, 2012, included herein, was derived from the audited financial statements as of that date.

The unaudited condensed interim financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, consisting only of normal recurring adjustments, necessary to present fairly our financial position as of March 31, 2013, our results of operations for the three months ended March 31, 2013 and 2012, and our cash flows for the three months ended March 31, 2013 and 2012. The results of the three month period ended March 31, 2013 are not necessarily indicative of the results to be expected for the year ended December 31, 2013, or for any other interim period, or for any other future year.

Use of Estimates

The preparation of the accompanying financial statements in conformity with GAAP requires management to make estimates and assumptions about future events that affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. Significant items subject to such estimates include: revenue recognition; allowance for doubtful accounts; useful lives of property and equipment; recoverability of long-lived assets; determination of fair value of the Company’s common stock, stock options and preferred and common stock warrants; income tax uncertainties, including a valuation allowance for deferred tax assets; and contingencies. The Company bases these estimates on historical and anticipated results, trends and various other assumptions that the Company believes are reasonable under the circumstances, including assumptions as to future events. These estimates form the basis for making judgments about the carrying values of assets and liabilities and recorded revenue and expenses that are not readily apparent from other sources. Actual results could differ from those estimates.

Significant Accounting Policies

There have been no changes to the significant accounting policies described in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2012 filed on March 4, 2013.

Comprehensive Loss

During the three months ended March 31, 2013 and 2012, the Company did not have any other comprehensive income and, therefore, the net loss and comprehensive loss were the same for all periods presented.

Fair Value of Financial Instruments

The carrying values of the Company’s financial instruments, including cash equivalents, accounts receivable and accounts payable, approximate their fair values due to the short period of time to maturity or repayment. The carrying value of the restricted cash approximates its fair value due to the short period of time to maturity of the underlying certificates of deposit. Long-term debt is stated at the carrying value as the stated interest rate approximates market rates currently available to the Company. As of March 31, 2012 the Company was holding preferred stock warrants for which their carrying amount represented their fair value. Fair value is defined as the exchange price that would be received for an asset or an exit price paid to transfer a liability in the principal or most advantageous market for the asset or the liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The current accounting guidance for fair value measurements defines a three-level valuation hierarchy for disclosures as follows:

Level I—Unadjusted quoted prices in active markets for identical assets or liabilities;

Level II—Inputs other than quoted prices included within Level I that are observable, unadjusted quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data; and

Level III—Unobservable inputs that are supported by little or no market activity, which requires the Company to develop its own assumptions.

The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. As of March 31, 2013 and December 31, 2012 the Company’s financial instruments consisted of Level I assets and liabilities. Level I assets include highly liquid money market funds that are classified as cash and cash equivalents, and certificates of deposit that are included in restricted cash. Level I liabilities consist of long-term debt. As of March 31, 2012 the Company carried a Level III liability related to the preferred stock warrants then outstanding. The fair value of the outstanding preferred stock warrants was measured upon issuance and at each subsequent period end using a Monte Carlo model until the Company’s IPO in September 2012, in connection with which this liability was remeasured to fair value in August 2012 and the remaining value was reclassified as additional paid-in capital. Inputs used to determine the estimated fair value of the warrant liability in the first quarter of 2012 included the estimated fair value of the underlying stock at the valuation date, the estimated term of the warrants, risk-free interest rates, expected dividends, and the expected volatility of the underlying stock.

Recently Issued Accounting Pronouncements

Under the Jumpstart Our Business Startups Act (“JOBS Act”), the Company meets the definition of an emerging growth company. The Company has irrevocably elected to opt out of the extended transition period for complying with new or revised accounting standards pursuant to Section 107(b) of the JOBS Act.

In February 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2013-12 requiring entities to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under GAAP to be reclassified in its entirety to net income. For other amounts that are not required under GAAP to be reclassified in their entirety from accumulated other comprehensive income to net income in the same reporting period, an entity is required to cross-reference other disclosures required under GAAP that provide additional detail about those amounts. This pronouncement is effective for fiscal years beginning after December 15, 2012. The Company adopted this standard on January 1, 2013. During the three months ended March 31, 2013 the Company did not have any other comprehensive income and, therefore, the net loss and comprehensive loss was the same for all periods presented.

2.    Summary of Significant Accounting Policies

Basis of Presentation

The Company’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Use of Estimates

The preparation of the accompanying financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions about future events that affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. Significant items subject to such estimates include: revenue recognition; allowance for doubtful accounts; the useful lives of property and equipment; the recoverability of long-lived assets; the determination of fair value of the Company’s common stock, stock options and preferred and common stock warrants; income tax uncertainties, including a valuation allowance for deferred tax assets; and contingencies. The Company bases these estimates on historical and anticipated results, trends and various other assumptions that the Company believes are reasonable under the circumstances, including assumptions as to future events. These estimates form the basis for making judgments about the carrying values of assets and liabilities and recorded revenue and expenses that are not readily apparent from other sources. Actual results could differ from those estimates.

Concentrations of Credit Risk and Credit Evaluations

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term investments and trade accounts receivable. The Company deposits its cash and cash equivalents and short-term investments with major financial institutions that management believes are of high credit quality; however, at times, balances exceed federally insured limits.

The Company’s accounts receivable are derived from customers in the United States of America. The Company does not require its customers to provide collateral to support accounts receivable. The Company performs ongoing credit evaluations of its customers’ financial condition and maintains allowances for estimated credit losses. Actual credit losses may differ from the Company’s estimates. No customer represented 10% or more of total revenue during the years ended December 31, 2012, 2011, and 2010. One customer accounted for 10.4% of the Company’s gross accounts receivable as of December 31, 2012, no customer accounted for 10% of accounts receivable as of December 31, 2011.

Revenue Recognition

The Company’s revenue is derived from selling subscription products to real estate professionals and from display advertising sold to brand advertisers that operate in the real estate ecosystem. The Company recognizes revenue when (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered to the customer, (iii) the fee is fixed or determinable, and (iv) collectability is reasonably assured. The Company considers a signed agreement, a binding insertion order or other similar documentation reflecting the terms and conditions under which products will be provided to be persuasive evidence of an arrangement. Collectability is assessed based on a number of factors, including payment history and the creditworthiness of a customer. If it is determined that collection is not reasonably assured, revenue is not recognized until collection becomes reasonably assured, which is generally upon receipt of cash. The Company does not request collateral from its customers.

The Company’s revenues include marketplace revenue and media revenue.

Marketplace revenue consists primarily of subscription-based revenue. The fixed-fee subscription-based revenue is recognized ratably over the period the service is provided.

Media revenue primarily consists of advertising sales on a cost per thousand impressions (“CPM”) or cost per click (“CPC”) basis to advertisers. The Company recognizes these revenues in the period the clicks or impressions are delivered to the client.

Multiple-Element Arrangements

The Company enters into arrangements with customers that include combinations of CPC media placements, CPM media placements, and subscription products.

For the year ended December 31, 2010, because the Company had not yet established the fair value for each element, advertising revenue was recognized ratably over the contract term.

Beginning on January 1, 2011, the Company adopted new authoritative guidance on multiple-element arrangements, using the prospective method for all arrangements entered into or materially modified from the date of adoption. Under this new guidance, the Company allocates arrangement consideration in multiple-element revenue arrangements at the inception of an arrangement to all deliverables or those packages in which all components of the package are delivered at the same time, based on the relative selling price method in accordance with the selling price hierarchy, which includes: (i) vendor-specific objective evidence (“VSOE”) if available; (ii) third-party evidence (“TPE”) if VSOE is not available; and (iii) best estimate of selling price (“BESP”) if neither VSOE nor TPE is available.

VSOE- The Company determines VSOE based on its historical pricing and discounting practices for the specific product when sold separately. In determining VSOE, the Company requires that a substantial majority of the standalone selling prices for these products fall within a reasonably narrow pricing range. For certain subscription products, the Company has been able to establish VSOE.

TPE- When VSOE cannot be established for deliverables in multiple-element arrangements, the Company applies judgment with respect to whether it can establish a selling price based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. Generally, the Company’s go-to-market strategy differs from that of its peers and its offerings contain a significant level of differentiation such that the comparable pricing of the products cannot be obtained. Furthermore, the Company is unable to reliably determine what similar competitor selling prices are on a standalone basis. As a result, the Company has not been able to establish selling price based on TPE.

BESP- When the Company is unable to establish selling price using VSOE or TPE, the Company uses BESP in its allocation of arrangement consideration. The objective of BESP is to determine the price at which the Company would transact a sale if the service was sold regularly on a standalone basis. As the Company has not been able to establish VSOE or TPE for CPM media placements, CPC media placements, and certain subscription products, the Company determines BESP for these deliverables based on the following:

•

The list price represents a component of the go-to-market strategy established by senior management. The Company’s list prices are based on the features of the products offered. These features, which consist of the size and placement of the advertisements on the Company’s website, impact the list prices which vary depending on the specifications of the features. In addition, the list prices are impacted by market conditions, including the conditions of the real estate market and economy in general, and the Company’s competitive landscape; and

•	Analysis of the Company’s selling prices for these deliverables.

The Company limits the amount of allocable arrangement consideration to amounts that are fixed or determinable and that are not contingent on future performance or future deliverables. The Company regularly reviews BESP. Changes in assumptions or judgments or changes to the elements in the arrangement could cause a material increase or decrease in the amount of revenue that the Company reports in a particular period.

The Company recognizes the relative fair value of the products as they are delivered assuming all other revenue recognition criteria are met.

Cost of Revenue

Cost of revenue consists primarily of expenses related to operating the Company’s website and mobile applications, including those associated with the operation of the Company’s data center, hosting fees, customer service related headcount expenses including salaries, bonuses, benefits and stock-based compensation expense, licensed content, credit card fees, third-party contractor fees and other allocated overhead.

Technology and Development

Costs to research and develop the Company’s products are expensed as incurred. These costs consist primarily of technology and development headcount related expenses including salaries, bonuses, benefits and stock-based compensation expense, third party contractor fees and allocated overhead primarily associated with developing new technologies. Technology and development also includes amortization of capitalized costs (“product development costs”) associated with the development of the Company’s marketplace.

Product Development Costs

Product development costs include costs related to the development of the Company’s marketplace which is inclusive of costs related to the development of the Company’s delivery points, the website and mobile applications. Product development costs are accounted for as follows: all costs incurred in the preliminary project and post-implementation stages are expensed as incurred while certain costs incurred in the application development stage of a new product or projects to provide significant additional functionality to existing products are capitalized if certain criteria are met. Maintenance and enhancement costs are typically expensed as incurred. The Company capitalized costs associated with product development of $2.5 million, $1.3 million and $851,000 during the years ended December 31, 2012, 2011, and 2010, respectively, and recorded related amortization expenses of $1.1 million, $708,000 and $366,000 during the years ended December 31, 2012, 2011, and 2010, respectively. The net book value of capitalized product development costs was $2.0 million and $1.1 million as of December 31, 2012 and 2011, respectively. Such costs are amortized on a straight-line basis over the estimated useful lives of the related assets, which has been estimated to be two years. Amortization expense is included in technology and development in the statements of operations.

Advertising Expense

Advertising costs are expensed when incurred and are included in sales and marketing expenses in the accompanying statements of operations. The Company’s advertising expenses were $2.6 million, $459,000 and $127,000 during the years ended December 31, 2012, 2011, and 2010, respectively.

Stock-Based Compensation

The Company recognizes compensation costs related to stock options and restricted stock units granted to employees based on the estimated fair value of the awards on the date of grant, net of estimated forfeitures. The Company estimates the grant date fair value of option grants, and the resulting stock-based compensation expense, using the Black-Scholes option-pricing model. The grant date fair value of the stock-based awards is recognized on a straight-line basis over the requisite service period, which is the vesting period of the respective awards.

The Company accounts for stock options issued to nonemployees based on the fair value of the awards determined using the Black-Scholes option-pricing model. The fair value of stock options granted to nonemployees are remeasured as the stock options vest, and the resulting change in value, if any, is recognized in the statement of operations during the period the related services are rendered.

Income Taxes

The Company accounts for income taxes in accordance with the asset and liability method. Under this method, deferred tax assets and liabilities are measured based on differences between the financial reporting and the tax bases of assets and liabilities using enacted tax rates that are expected to be in effect when the differences are expected to reverse. A valuation allowance is established to reduce net deferred tax assets to amounts that are more likely than not to be realized.

The Company accounts for uncertainty in tax positions recognized in the financial statements by recognizing a tax benefit from an uncertain tax position when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. Income tax positions must meet a more-likely-than-not recognition threshold at the effective date to be recognized.

The Company’s policy for classifying interest and penalties associated with unrecognized income tax benefits is to include such items as tax expense.

Comprehensive Loss

During the years ended December 31, 2012, 2011, and 2010, the Company did not have any other comprehensive income and, therefore, the net loss and comprehensive loss were the same for all periods presented.

Net Loss per Share Attributable to Common Stockholders

The Company calculates its basic and diluted net loss per share attributable to common stockholders in conformity with the two-class method required for companies with participating securities. Immediately prior to the completion of the Company’s IPO in September 2012, all shares of outstanding preferred stock automatically converted into 14,161,444 shares of common stock. In addition, the Company’s outstanding preferred stock warrants converted into 56,504 common stock warrants. Under the two-class method, in periods when the Company has net income, net income attributable to common stockholders is determined by allocating undistributed earnings, calculated as net income less current period convertible preferred stock non-cumulative dividends, between common stock and the convertible preferred stock. In computing diluted net income attributable to common stockholders, undistributed earnings are re-allocated to reflect the potential impact of dilutive securities. The Company’s basic net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding for the period. The diluted net loss per share attributable to common stockholders is computed by giving effect to all potential dilutive common stock equivalents outstanding for the period. For purposes of this calculation, options to purchase common stock, and common stock warrants are considered common stock equivalents but have been excluded from the calculation of diluted net loss per share attributable to common stockholders as their effect is antidilutive.

Cash and Cash Equivalents

Cash and cash equivalents include cash and highly liquid investments with original maturities of three months or less at the time of acquisition. As of December 31, 2012 and 2011, cash equivalents consisted of money market funds. All credit card and debit card transactions that process within one business day are also classified as cash and cash equivalents. The amounts due from third party merchant processors for these transactions classified as cash totaled $135,000 and $207,000 as of December 31, 2012 and 2011, respectively.

Short-term Investments

The Company’s short-term investments consist of certificates of deposit with maturities of 12 months or less from the balance sheet date. Short-term investments are reported at cost, which approximates fair value, as of each balance sheet date.

Accounts Receivable and Allowance for Doubtful Accounts

The Company performs ongoing credit evaluations of its customers. Accounts receivable are recorded at invoiced amounts, net of the Company’s estimated allowances for doubtful accounts. The allowance for doubtful accounts is estimated based on an assessment of the Company’s ability to collect on customer accounts receivable. The Company regularly reviews the allowance by considering certain factors such as historical experience, industry data, credit quality, age of accounts receivable balances and current economic conditions that may affect a customer’s ability to pay. In cases where the Company is aware of circumstances that may impair a specific customer’s ability to meet their financial obligations, the Company records a specific allowance against amounts due from the customer and thereby reduces the net recognized receivable to the amount the Company reasonably believes will be collected. The Company writes-off accounts receivable against the allowance when it determines the balance is uncollectible and no longer actively pursues collection of the receivable. Write-offs of accounts receivable to bad debt expense were $95,000, $176,000 and $82,000 during the years ended December 31, 2012, 2011, and 2010, respectively.

Restricted Cash

Restricted cash consists of certificates of deposit held as collateral at a financial institution related to a property lease in the name of the Company, and to insure the corporate credit card spending. These certificates of deposit have contractual maturities of 12 months or less. The balance of the restricted cash was $385,000 and nil as of December 31, 2012 and 2011, respectively.

Property and Equipment

Property and equipment are initially recorded at cost and depreciated using a straight-line method over the estimated useful lives of the assets. Maintenance and repair costs are charged to expense as incurred. The useful lives of the Company’s property and equipment are as follows:

Computer equipment	2 to 3 years
Office equipment, furniture and fixtures	3 years
Capitalized product development costs	2 years
Leasehold improvements	Shorter of the lease term or estimated useful life

Depreciation expense of assets acquired through capital leases is included in depreciation and amortization expense in the statements of operations.

Goodwill

Goodwill represents the excess of the aggregate purchase price paid over the fair value of the net tangible assets acquired. Goodwill is not amortized and is tested for impairment at least annually or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. The Company has determined that it operates as one reporting unit and has selected December 1 as the date to perform its annual impairment test. In the valuation of its goodwill, the Company must make assumptions regarding estimated future cash flows to be derived from the Company. If these estimates or their related assumptions change in the future, the Company may be required to record impairment for these assets. The first step of the impairment test involves comparing the fair value of the reporting unit to its net book value, including goodwill. If the net book value exceeds its fair value, then the Company would perform the second step of the goodwill impairment test to determine the amount of the impairment loss. The impairment loss would be calculated by comparing the implied fair value of the Company to its net book value. In calculating the implied fair value of the Company’s goodwill, the fair value of the Company would be allocated to all of the other assets and liabilities based on their fair values. The excess of the fair value of the Company over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value. The Company was not required to perform the second step of the goodwill impairment test during the years ended December 31, 2012 or 2011. There was no impairment of goodwill recorded for the years ended December 31, 2012 or 2011.

Impairment of Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of assets to be held and used is measured first by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, an impairment loss would be recognized when the carrying amount of the asset exceeds the fair value of the asset. To date, the Company believes that no such impairment has occurred.

Fair Value of Financial Instruments

The carrying values of the Company’s financial instruments, including cash equivalents, short-term investments, accounts receivable and accounts payable, approximated their fair values due to the short period of time to maturity or repayment. The carrying value of the restricted cash approximates its fair value due to the short period of time to maturity. The carrying amount of the Company’s preferred stock warrants represent their fair value. Long-term debt is stated at the carrying value as the stated interest rate approximates market rates currently available to the Company. Fair value is defined as the exchange price that would be received for an asset or an exit price paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The current accounting guidance for fair value measurements defines a three-level valuation hierarchy for disclosures as follows:

Level I—Unadjusted quoted prices in active markets for identical assets or liabilities;

Level II—Inputs other than quoted prices included within Level I that are observable, unadjusted quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data; and

Level III—Unobservable inputs that are supported by little or no market activity, which requires the Company to develop its own assumptions.

The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Company’s financial instruments consist of Level I assets and liabilities and Level III liabilities. Level I assets include highly liquid money market funds that are included in cash and cash equivalents and certificates of deposit that are included as short-term investments. Level I liabilities consist of long-term debt. Level III liabilities consist of the preferred stock warrant liability. The fair values of the outstanding preferred stock warrants were measured upon issuance and at each period end using a Monte Carlo model. Inputs used to determine the estimated fair value of the warrant liability include the estimated fair value of the underlying stock at the valuation date, the estimated term of the warrants, risk-free interest rates, expected dividends, and the expected volatility of the underlying stock.

Deferred Revenue

Deferred revenue consists of prepaid but unrecognized subscription revenue, advertising fees received or billed in advance of delivery and for amounts received in instances when revenue recognition criteria has not been met. Deferred revenue is recognized when all revenue recognition criteria have been met.

Preferred Stock Warrant Liability

The Company’s warrants to purchase convertible preferred stock were classified as liabilities and recorded in other current liabilities within the accompanying balance sheets at fair value upon issuance because these warrants contained certain anti-dilution provisions which required the Company to lower the exercise price of the warrants upon any future down-round financings. Therefore, the warrants were subject to remeasurement to fair value at each balance sheet date, and any change in fair value was recognized in the statements of operations. At the time of issuance, the aggregate fair value of these warrants were determined using a Monte Carlo model. The Company adjusted the liability quarterly for changes in fair value using a Monte Carlo model until the completion of the IPO in September 2012. Upon conversion of the underlying preferred stock, the related warrant liability was remeasured to fair value and the remaining liability was reclassified to additional paid-in capital.

Segments

The Company’s chief operating decision maker is its chief executive officer. The chief executive officer reviews financial information accompanied by information about revenue by product line for purposes of allocating resources and evaluating financial performance. The Company has one business activity and there are no segment managers who are held accountable for operations, or operating results for levels or components. In addition, the Company’s operation and customers are located only in the United States of America. Accordingly, the Company has a single reporting segment and operating unit structure.

Recently Issued Accounting Pronouncements

Under the Jumpstart Our Business Startups Act (“JOBS Act”), the Company meets the definition of an emerging growth company. The Company has irrevocably elected to opt out of the extended transition period for complying with new or revised accounting standards pursuant to Section 107(b) of the JOBS Act.

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). This pronouncement was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and IFRS. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level III fair value measurements. This pronouncement is effective for reporting periods beginning on or after December 15, 2011, with early adoption prohibited. The Company adopted this standard in January 2012 as reflected in Note 3 of these financial statements.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income, which requires an entity to present total comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements and eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. In December 2011, the FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which defers the requirement within ASU 2011-05 to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. During the deferral period, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect prior to the issuance of ASU 2011-05. The Company early adopted this guidance on January 1, 2012, retrospectively. During the years ended December 31, 2012, 2011, and 2010, the Company did not have any other comprehensive income and, therefore, the net loss and comprehensive loss was the same for all periods presented.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles—Goodwill and Other (Topic 350). The amended guidance will allow companies to assess qualitative factors to determine if it is more-likely-than-not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test required. This pronouncement is effective for fiscal years beginning after December 15, 2011. The Company adopted this standard on January 1, 2012. The adoption of this accounting standard update does not have any material impact on the Company’s results of operations or financial position.

Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Fair Value Measurements

3.    Fair Value Measurements

As of March 31, 2013 and December 31, 2012 the Company measured and reported its cash equivalents and restricted cash at fair value on a recurring basis. The Company’s cash equivalents are invested in money market funds, the restricted cash consists of certificates of deposit. The following table sets forth the fair value of the Company’s financial assets and liabilities remeasured on a recurring basis, by level within the fair value hierarchy (in thousands):

	As of March 31, 2013
	Level I	Level II	Level III	Total
Financial Assets:
Money market funds	$6,682	$—	$—	$6,682
Restricted cash	385	—	—	385

Total financial assets	$7,067	$—	$—	$7,067

	As of December 31, 2012
	Level I	Level II	Level III	Total
Financial Assets:
Money market funds	$6,681	$—	$—	$6,681
Restricted cash	385	—	—	385

Total financial assets	$7,066	$—	$—	$7,066

The Company’s cash equivalents include all credit card and debit card transactions that process within one business day. The amounts due from third party merchant processors for these transactions that are included in the cash equivalents totaled $467,000 and $135,000 as of March 31, 2013 and December 31, 2012, respectively.

As of March 31, 2012 the Company carried a preferred stock warrant liability in which the fair value was measured using a Monte Carlo model, and classified it as a Level III liability instrument. As discussed in Note 2, the underlying preferred stock warrants converted into common stock warrant in the Company’s IPO and the preferred stock warrant liability was reclassified as additional paid-in capital. The warrants were net exercised in February 2013 and were no longer outstanding as of March 31, 2013. The following table sets forth a summary of the changes in the fair value of the Company’s Level III financial liabilities for the three months ended March 31, 2013 and 2012 (in thousands):

	Three Months Ended March 31,
	2013	2012
Fair value—beginning of period	$—	$297
Issuance of preferred stock warrants	—	—
Change in fair value of Level III financial liabilities	—	216
Reclassification of warrant liability to stockholders’ equity	—	—

Fair value—end of period	$—	$513

The Company determined the fair value of the outstanding convertible preferred stock warrants as of March 31, 2012 using the following assumptions:

As of March 31, 2012
Estimated term (in years)	0.8
Risk-free interest rate	0.2%
Expected volatility	70%
Expected dividend yield	0%

The gains and losses from remeasurement of Level III financial liabilities were recorded through the change in fair value of the warrant liability in the statements of operations.

3.     Fair Value Measurements

The Company measures and reports its cash equivalents, short-term investments, restricted cash and preferred stock warrant liability at fair value on a recurring basis. The Company’s cash equivalents and short-term investments are invested in money market funds and certificates of deposit. The following table sets forth the fair value of the Company’s financial assets and liabilities remeasured on a recurring basis, by level within the fair value hierarchy (in thousands):

	As of December 31, 2012
	Level I	Level II	Level III	Total
Financial Assets:
Money market funds	$6,681	$—	$—	$6,681
Restricted cash	385	—	—	385

Total financial assets	$7,066	$—	$—	$7,066

	As of December 31, 2011
	Level I	Level II	Level III	Total
Financial Assets:
Money market funds	$6,678	$—	$—	$6,678
Certificate of deposit	4,300	—	—	4,300

Total financial assets	$10,978	$—	$—	$10,978

Financial Liabilities:
Preferred stock warrant liability	$—	$—	$297	$297

None of the cash equivalents, short-term investments or restricted cash held by the Company had unrealized losses and there were no realized losses for the years ended December 31, 2012 and 2011. There were no other-than-temporary impairments for these instruments as of December 31, 2012 or 2011. As of December 31, 2011, the contractual maturity of all certificates of deposit was less than one year.

Level III instruments consisted solely of the Company’s preferred stock warrant liability in which the fair value was measured using a Monte Carlo model. The significant unobservable inputs used in the fair value measurement of the preferred stock warrant liability were the fair value of the underlying stock at the valuation date and the estimated term of the warrants. Generally, increases (decreases) in the fair value of the underlying stock and estimated term would result in a directionally similar impact to the fair value measurement.

Upon completion of the Company’s IPO in September 2012 the preferred stock warrants had converted into common stock warrants and were no longer carried as a liability recorded at fair value at December 31, 2012. The following table sets forth a summary of the changes in the fair value of the Company’s Level III financial liabilities for the years ended December 31, 2012 and 2011 (in thousands):

	Year Ended December 31,
	2012	2011
Fair value—beginning of period	$297	$—
Issuance of preferred stock warrants	—	281
Change in fair value of Level III financial liabilities	369	16
Reclassification of warrant liability to stockholders’ equity	(666)	—

Fair value—end of period	$—	$297

The gains and losses from remeasurement of Level III financial liabilities are recorded through the change in fair value of warrant liability in the statements of operations.

Balance Sheet Components	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Balance Sheet Components

4.    Balance Sheet Components

Property and Equipment

Property and equipment consisted of the following (in thousands):

	As of March 31, 2013	As of December 31, 2012
Computer equipment	$6,280	$6,078
Capitalized product development costs	4,029	3,230
Furniture and fixtures	1,062	974
Leasehold improvements	2,562	2,314
Software	11	11
Assets not yet in service	1,806	614

Total property and equipment, gross	15,750	13,221
Less: accumulated depreciation and amortization	(7,456)	(6,152)

Total property and equipment, net	$8,294	$7,069

As of March 31, 2013 and December 31, 2012, property and equipment under capital lease, included within the computer equipment balance above, amounted to $865,000 for each year presented, with accumulated depreciation of $557,000 and $492,000, respectively. Depreciation and amortization expense related to the property under capital lease for the three months ended March 31, 2013 and 2012 was $65,000 and $58,000, respectively.

The Company capitalized costs associated with product development of $1.6 million and $315,000 during the three months ended March 31, 2013 and 2012, respectively. Amortization expense for product development costs included in the technology and development expenses was $199,000 and $274,000, respectively, during the three months ended March 31, 2013 and 2012.

Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	As of March 31, 2013	As of December 31, 2012
Legal and professional fees	$1,741	$767
Marketing expenses	398	304
Interest	102	102
Sales taxes	531	446
Payroll taxes	149	234
Other	1,390	1,063

Total accrued liabilities	$4,311	$2,916

Accrued Compensation and Benefits

Accrued compensation and benefits consisted of the following (in thousands):

	As of March 31, 2013	As of December 31, 2012
Bonus	$457	$349
Payroll and related expenses	1,819	1,978
Commissions	1,280	1,282
Vacation	1,022	891

Total accrued compensation and benefits	$4,578	$4,500

4.	Balance Sheet Components

Property and Equipment

Property and equipment consisted of the following (in thousands):

	As of December 31,
	2012	2011
Computer equipment	$6,078	$4,459
Capitalized product development costs	3,230	2,998
Furniture and fixtures	974	630
Leasehold improvements	2,314	2,041
Software	11	—
Equipment not yet in service	614	—

Total property and equipment, gross	13,221	10,128
Less: accumulated depreciation and amortization	(6,152)	(4,580)

Total property and equipment, net	$7,069	$5,548

As of December 31, 2012 and 2011, property and equipment under capital lease, included within the computer equipment balance above, amounted to $865,000 and $729,000, respectively, with accumulated depreciation of $492,000 and $215,000, respectively. Depreciation and amortization expense during the years ended December 31, 2012, 2011, and 2010 was $3.6 million, $2.5 million and $963,000, respectively.

Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	As of December 31,
	2012	2011
Legal and professional fees	$767	$326
Marketing expenses	304	162
Interest	102	79
Sales taxes	446	137
Payroll taxes	234	107
Other	1,063	694

Total accrued liabilities	$2,916	$1,505

Accrued Compensation and Benefits

Accrued compensation and benefits consisted of the following (in thousands):

	As of December 31,
	2012	2011
Bonus	$349	$968
Payroll and related expenses	1,978	—
Commissions	1,282	223
Vacation	891	851

Total accrued compensation and benefits	$4,500	$2,042

Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Debt

5.    Debt

In September 2011, the Company entered into a $20.0 million loan and security agreement which provided for a secured term loan facility (“Credit Facility”), issuable in tranches, with a financial institution. Under the Credit Facility, the two tranches of $5.0 million each were drawn down in full in September 2011, the first of which was used to pay down the Company’s debt from its previous credit facility. On December 31, 2012, the drawdown period for the remaining $10.0 million expired. As of March 31, 2013 there was no unused credit amounts under this Credit Facility.

The Credit Facility carries an interest rate equal to the greater of the prime rate plus 2.75%, or 6%, for the first tranche, and a rate equal to the greater of the prime rate plus 5.5%, or 8.75%, for the second tranche. The loan facility was subject to interest-only payments through March 2013, and is then repayable in 30 equal monthly installments of principal and interest, and has a maturity date of September 2015.

The Company was in compliance with all covenants under its loan facility agreement as of March 31, 2013 and December 31, 2012.

6.	Debt

In September 2008, the Company entered into a term loan agreement with a banking institution for a principal amount of $725,000. The loan carried a variable annual interest rate floating at London Interbank Offered Rate (“LIBOR”) plus 2% and matured in July 2011. In April 2009, the Company repaid the outstanding balance of the loan and concurrently entered into a new loan agreement with the same banking institution for a principal amount of $776,000. The new loan carried the same interest rate as the original loan and the principle was repayable over 27 equal monthly installments. The Company repaid the new loan on its maturity date in July 2011.

From January 2010 through April 2011, the Company entered into several additional loan agreements with the same banking institution for a total principal of $4.3 million. These loans carried variable annual interest rates floating at 1.25 - 2% above LIBOR, were repayable in 31 or 36 equal monthly installments, and had maturity dates from January 2013 through April 2014. In September 2011 when the outstanding principal for these loans was $3.0 million, the Company repaid the loans with the proceeds received from the loan facility agreement discussed immediately below. These loan agreements had prepayment penalties and required additional interest upon prepayment. The Company recognized an immaterial loss upon the repayment of the debt prior to its contractual maturity.

In September 2011, the Company entered into a $20.0 million loan and security agreement which provided for a secured term loan facility (“Credit Facility”), issuable in tranches, with a financial institution. This financial institution was not the same banking institution noted in the preceding paragraph, therefore, the issuance of the Credit Facility did not result in a modification to the prior debt agreements. Under the Credit Facility, the first tranche of $5.0 million was drawn down in full in September 2011 and was used to repay the Company’s outstanding debt. The second tranche of $5.0 million was also drawn down in full in September 2011. The Credit Facility carries an interest rate equal to the greater of the prime rate plus 2.75% or 6% for the first tranche, and a rate equal to the greater of the prime rate plus 5.5% or 8.75% for the second and third tranches. The loan facility was subject to interest-only payments through September 2012, which was repayable in 30 equal monthly installments of principal and interest after the interest-only period, and had a maturity date of March 2015. However, during the six months ended June 30, 2012, the Company achieved certain financial milestones under the Credit Facility which provided for the extension of: a) the drawdown period from August 2012 to December 2012, b) the beginning of the interest-only period from September 2012 to March 2013, and c) the maturity date from March 2015 to September 2015. On December 31, 2012, the drawdown period for the remaining $10.0 million expired. As of December 31, 2012, there was no unused amount under the Credit Facility.

As of December 31, 2012, the future principal payments on the debt are as follows (in thousands):

Year Ending December 31:	Amounts
2013	$2,800
2014	3,989
2015	3,211

Total payments	10,000
Less debt discount	241

Total debt, net of unamortized discount	9,759
Less current portion	2,665

Noncurrent portion	$7,094

In conjunction with the Credit Facility, the Company issued warrants to purchase up to 120,961 shares of Company stock as follows: (1) shares of Series D convertible preferred stock with an exercise price equal to $8.4738 per share or (2) shares of the next round of preferred stock financing at the per share price for such shares upon drawdown of the entire loan amount. Of this amount, warrants to purchase 56,054 shares of Series D convertible preferred stock became exercisable upon the drawdown of the first and second tranches and have an exercise price of $8.4738 per share. At the time of issuance, the aggregate fair value of these warrants was $281,000. The Company also paid a net facility charge of $165,000 upon drawdown of the first tranche of the loan. The fair value of warrants and net facility charge were recorded as debt discount to be amortized as interest expense over the contractual term of the loan agreement using the effective interest rate method. As a result of the debt discount, the effective interest rate for the Credit Facility differs from the contractual rate. During the years ended December 31, 2012 and 2011, the Company recognized interest expense related to amortization of the debt discount in the amount of $167,000 and $38,000, respectively.

Under the Credit Facility, the Company granted the financial institution a security interest in all of the Company’s assets. If the Company has available cash and marketable securities on hand of at least $20.0 million, the financial institution may release the security interest on the Company’s intellectual property. However, if at any time after release of the intellectual property, the available cash and marketable securities on hand are less than $10.0 million, the Company will grant the financial institution a security interest on its intellectual property.

The Company was in compliance with all covenants under its loan facility agreement as of December 31, 2012 and 2011. The Credit Facility provides certain reporting covenants, among others, relating to delivery of audited financial statements to the financial institution. The agreement also contains covenants that limit or restrict the Company’s ability to, among other things, incur additional indebtedness, grant liens, make investments, repurchase stock, pay dividends, transfer assets, merge or consolidate, and make acquisitions.

Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies

6.    Commitments and Contingencies

Operating Leases

The Company leases its corporate offices under noncancelable operating leases. Rent expense from the facility leases is recognized on a straight-line basis over the lease term and was $727,000 and $246,000 for the three months ended March 31, 2013 and 2012, respectively.

As of March 31, 2013, the Company’s minimum payments under the noncancelable operating leases were as follows (in thousands):

Year Ending December 31:	Operating Lease
2013 (remaining nine months)	$2,281
2014	2,460
2015	1,240

Total minimum lease payments	$5,981

Capital Leases

The Company entered into various capital lease agreements for certain hardware and equipment for use by the Company and its employees. The lease terms range from 24 to 36 months.

The following is a schedule of future minimum lease payments, including interest, due under the capital lease obligations as of March 31, 2013 (in thousands):

Year Ending December 31:	Capital Lease
2013 (remaining nine months)	$134
2014	16

Total minimum lease payments	150
Less: amount representing interest	4

Present value of minimum lease payments	146
Less: current portion	146

Capital lease liability, net of current portion	$—

Contingencies

In September 2012, Zillow, Inc. (“Zillow”) filed a lawsuit against the Company alleging patent infringement. Zillow is seeking a permanent injunction against the alleged infringement, compensatory damages, and attorneys’ fees. The Company believes it has meritorious defenses and intends to vigorously defend the claims against the Company. This litigation is still in its early stages and the final outcome, including any estimated liability, if any, with respect to these claims, is uncertain. The Company did not accrue any amounts related to this litigation because a reasonably possible range of loss, if any, that may result from this matter could not be estimated as of March 31, 2013 and December 31, 2012.

From time to time, we are subject to legal proceedings and claims in the ordinary course of business. We have received, and may in the future continue to receive, claims from third parties asserting, among other things, infringement of their intellectual property rights.

Although the results of litigation and claims cannot be predicted with certainty, the Company believes the final outcome of the matters discussed above will not have a material and adverse effect on the Company’s business, financial position, results of operations, or cash flows. The Company will, however, accrue for losses for any known contingent liabilities when future payment is probable and the amount is reasonably estimable.

Indemnifications

In the ordinary course of business, the Company enters into contractual arrangements under which it agrees to provide indemnification of varying scope and terms to business partners and other parties with respect to certain matters, including, but not limited to, losses arising out of the breach of such agreements and out of intellectual property infringement claims made by third parties. In these circumstances, payment may be conditional on the other party making a claim pursuant to the procedures specified in the particular contract. Further, the Company’s obligations under these agreements may be limited in terms of time and/or amount, and in some instances, the Company may have recourse against third parties for certain payments. In addition, the Company has indemnification agreements with certain of its directors and executive officers that require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. The terms of such obligations may vary. No such obligations existed as of March 31, 2013 and December 31, 2012.

7.	Commitments and Contingencies

Operating Leases

The Company leases its corporate offices under noncancelable operating leases. Rent expense from the facility leases is recognized on a straight-line basis over the lease term and was $1.6 million, $1.1 million and $611,000 during the years ended December 31, 2012, 2011, and 2010, respectively.

As of December 31, 2012, the Company’s minimum payments under the noncancelable operating leases are as follows (in thousands):

Year Ending December 31:	Operating Lease
2013	$2,528
2014	1,949
2015	713

Total minimum lease payments	$5,190

Capital Leases

During the years ended December 31, 2012, 2011, and 2010, the Company entered into various capital lease agreements for certain hardware and equipment for use by the Company and its employees. The lease terms ranged from 24 to 36 months.

The following is a schedule of future minimum lease payments due under the capital lease obligation as of December 31, 2012 (in thousands):

Year Ending December 31:	Capital Lease
2013	$225
2014	16

Total minimum lease payments	241
Less: amount representing interest	8

Present value of minimum lease payments	233
Less: current portion	217

Capital lease liability, net of current portion	$16

Contingencies

The Company is subject to legal proceedings, claims and litigation arising in the ordinary course of business. In July 2011, a non-practicing entity brought suit against Trulia for patent infringement. In September 2011, the Company entered into a license agreement to purchase a license for these patents for $550,000 and, as a result, the claim against the Company was dropped. The agreement also provided for an additional contingent payment of $350,000 if the Company filed its initial Registration Statement with the SEC prior to January 11, 2015 and its shares become publicly listed on either the NASDAQ or NYSE exchanges following the completion of the Company’s IPO. The Company paid the additional contingent payment of $350,000 in October 2012.

In September 2012, Zillow, Inc. (“Zillow”) filed a lawsuit against the Company alleging patent infringement. Zillow is seeking a permanent injunction against the alleged infringement, compensatory damages, and attorneys’ fees. The Company believes it has meritorious defenses and intends to vigorously defend the claims against the Company. This litigation is still in its early stages and the final outcome, including any estimated liability, if any, with respect to these claims, is uncertain. The Company did not accrue any amounts related to this litigation because the Company is unable to estimate a reasonably possible range of loss, if any, that may result from this matter could not be estimated as of December 31, 2012.

In January, 2013, Mortgage Grader, Inc. (“Mortgage Grader”) filed a lawsuit against the Company in the United States District Court for the Central District of California, alleging that the Company infringes on two U.S. patents held by Mortgage Grader. The lawsuit alleges that the Company’s mortgage center infringes those patents. The Company believes it has meritorious defenses and intends to vigorously defend the claims against the Company. The Company did not accrue any amounts related to this litigation because a reasonably possible range of loss, if any, that may result from this matter could not be estimated as of December 31, 2012.

Although the results of litigation and claims cannot be predicted with certainty, the Company believes the final outcome of the matters discussed above will not have a material and adverse effect on the Company’s business, financial position, results of operations, or cash flows. The Company will, however, accrue for losses for any known contingent liabilities when future payment is probable and the amount is reasonably estimable.

Indemnifications

In the ordinary course of business, the Company enters into contractual arrangements under which it agrees to provide indemnification of varying scope and terms to business partners and other parties with respect to certain matters, including, but not limited to, losses arising out of the breach of such agreements and out of intellectual property infringement claims made by third parties. In these circumstances, payment may be conditional on the other party making a claim pursuant to the procedures specified in the particular contract. Further, the Company’s obligations under these agreements may be limited in terms of time and/or amount, and in some instances, the Company may have recourse against third parties for certain payments. In addition, the Company has indemnification agreements with certain of its directors and executive officers that require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. The terms of such obligations may vary. No such obligations existed as of December 31, 2012 and 2011.

Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stockholders' Equity

7.    Stockholders’ Equity

Common Stock

As of March 31, 2013 and December 31, 2012, the Company had reserved shares of common stock for issuance as follows:

	As of March 31, 2013	As of December 31, 2012
Stock options and awards issued and outstanding	3,969,760	3,608,326
Stock options and awards available for grant under 2012 Plan	2,506,022	2,127,279
Common stock warrants	—	56,054

Total	6,475,782	5,791,659

The common stock warrants were net exercised in February 2013 at an exercise price of $8.47 per share for an aggregate of 39,025 shares of common stock issued in the transaction.

Preferred Stock

As of March 31, 2013 and December 31, 2012 no shares of preferred stock were issued or outstanding.

8.	Stockholders’ Equity

Reverse Stock Split

In September 2012, the Company’s board of directors and stockholders approved an amendment to the Company’s amended and restated certificate of incorporation as in effect prior to the completion of the IPO. The amendment provided for, among other things, a 1-for-3 reverse stock split of the outstanding common stock and outstanding convertible preferred stock of the Company (collectively, “capital stock”), which became effective on September 6, 2012. Accordingly, (i) every three shares of capital stock were combined into one share of capital stock, (ii) the number of shares of capital stock into which each outstanding option or warrant to purchase capital stock is exercisable, as the case may be, were proportionately decreased on a 1-for-3 basis, and (iii) the exercise price for each such outstanding option or warrant to purchase capital stock was proportionately increased on a 1-for-3 basis. All of the share numbers, share prices, and exercise prices have been adjusted within these financial statements, on a retroactive basis, to reflect this 1-for-3 reverse stock split.

Common Stock

As of December 31, 2012 and 2011, the Company had reserved shares of common stock, on an as-if converted basis, for issuance as follows:

	As of December 31,
	2012	2011
Conversion of Series A convertible preferred stock	—	3,566,509
Conversion of Series B convertible preferred stock	—	5,480,768
Conversion of Series C convertible preferred stock	—	3,343,586
Conversion of Series D convertible preferred stock	—	1,770,581
Stock options and awards issued and outstanding	3,608,326	3,334,530
Stock based-awards available for grant under 2005 and 2012 Plans	2,127,279	38,672
Common and convertible preferred stock warrants	56,054	100,700

Total	5,791,659	17,635,346

Convertible Preferred Stock

Immediately prior to the completion of the Company’s IPO, all of the outstanding shares of convertible preferred stock automatically converted into 14,161,444 shares of common stock on a one-to-one basis.

As of December 31, 2011, the Company had outstanding Series A, B, C and D convertible preferred stock (individually referred to as “Series A, B, C or D” or collectively “preferred stock”) as follows (in thousands, except for share data):

	As of December 31, 2011
	Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation Preference	Proceeds, Net of Issuance Costs
Series A	10,699,533	3,566,509	$2,156	$2,081
Series B	16,442,307	5,480,768	5,700	5,668
Series C	10,030,761	3,343,586	10,750	9,958
Series D	5,725,000	1,770,581	15,003	14,904

Total	42,897,601	14,161,444	$33,609	$32,611

The holders of the Company’s Preferred Stock had the following rights, preferences, and privileges:

Conversion

Each share of preferred stock was convertible, at the option of the holder thereof, at any time after the date of issuance of such share, into such number of fully paid and non-assessable shares of common stock as determined by dividing the original issue price for such Series by the then effective conversion price for that Series (the “conversion rate”). The conversion rate was subject to adjustment for any stock dividends, combinations or splits with respect to such shares. Additionally, each share of preferred stock was automatically convertible into shares of common stock at the then effective conversion rate for such Series (i) with the approval, by affirmative vote, written consent, or agreement, of the holders of not less than two-thirds of the outstanding preferred stock voting together as a single class; (ii) upon the voluntary conversion by the holders of not less than two-thirds of the preferred stock issued by the Company; or (iii) immediately prior to the completion of an underwritten initial public offering with proceeds to the Company of not less than $50.0 million. The conversion rate for each series of preferred stock was 1-for-1 as of December 31, 2011.

Dividends

The holders of Series A, B, C and D were entitled to receive non-cumulative dividends on a pari passu basis, and in preference to common stockholders, at the rate of $0.04836, $0.08319, $0.239262 and $0.67788 per share (as adjusted for any stock dividends, combinations or splits with respect to such shares) per annum payable out of funds legally available. Such dividends were payable when, and if declared by the board of directors, acting in its sole discretion. After payment of dividends at the rates set forth above, any additional dividends declared would be distributed among all holders of preferred stock and common stock in proportion to the number of shares of common stock that would then be held by each such holder if all shares of preferred stock were converted into common stock. No dividends were declared through December 31, 2011.

Liquidation Preference

In the event of any liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, the holders of the preferred stock were entitled to receive, prior and in preference to any distribution of the assets of the Company to the holders of common stock, an amount equal to (i) 100% of the original issue price for each share of Series A, 100% of the original issue price for each share of Series B, 107.5% of the original issue price for each share of Series C, and 100% of the original issue price for each share of Series D, plus (ii) all declared but unpaid dividends on such shares. If the assets and funds available for distribution to the holders of the preferred stock were insufficient to pay the stated preferential amounts in full, the entire assets and funds of the Company legally available for distribution would be distributed with equal priority and pro rata among the holders of the preferred stock in proportion to the preferential amount each such holder would otherwise be entitled to receive. The remaining assets, if any, were to be distributed ratably to the holders of the common stock and preferred stock, on an as-if-converted basis, provided that the holders of Series A, Series B, Series C and Series D were not entitled to any proceeds above $0.6045, $1.0398, $2.9907 and $8.47368 per share. Thereafter, if assets remained, they would be distributed to the holders of common stock on a pro rata basis.

The Company classified the preferred stock within shareholders’ equity since the shares were not redeemable, and the holders of the preferred stock could not effect a deemed liquidation of the Company outside of the Company’s control.

Voting

The holders of the preferred stock were entitled to the number of votes equal to the number of shares of common stock into which these shares could then be converted.

Redemption

The preferred stock was not redeemable.

Preferred Stock

Under the amended and restated certificate of incorporation registered by the Company in September 2012, the Company was authorized to issue 20,000,000 shares of preferred stock at $0.00001 par value per share. The preferred stock may be issued from time to time in one or more series pursuant to a resolution or resolutions duly adopted by the board of directors. The Company’s board of directors is authorized to determine by resolution the relevant powers of each issue of the preferred stock, such as designations, preferences, participation, dividend rights, divided rates, conversion rights, voting rights, etc. As of December 31, 2012 no shares were issued or outstanding.

Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock-Based Compensation

8.    Stock-Based Compensation

2005 Stock Plan

The Company granted options under its 2005 Stock Incentive Plan (the “2005 Plan”) until September 2012 when the 2005 Plan was terminated. Since the date of the plan termination, no more stock options or awards were issued under the plan, however the stock options issued prior to the plan termination continue to be outstanding. Under the terms of the 2005 Plan, the Company had the ability to grant incentive (“ISO”) and nonstatutory (“NSO”) stock options, restricted stock awards (“RSA”) and restricted stock units (“RSU”). The options were granted at a price per share not less than 100% of the fair market value per share at the grant date. Options granted under the 2005 Plan generally vest at a rate of 25% after the first year and then at 1/36 of the remaining shares each month thereafter and expire 10 years from the grant date. Certain options vest monthly over two to four years.

2012 Equity Incentive Plan

Effective September 19, 2012, the Company’s board of directors adopted, and the Company’s stockholders approved, a 2012 Equity Incentive Plan (the “2012 Plan”). The 2012 Plan provides for the grant of ISOs, NSOs, restricted stock, restricted stock units, stock appreciation rights, performance units, and performance shares to employees, directors, and consultants of the Company. Under the 2012 Plan, a total of 2,370,000 shares of common stock have been reserved for issuance plus up to 1,000,000 shares from the expiration or termination of awards under the 2005 Plan. The shares available are increased at the beginning of each fiscal year by the least of (i) 2,100,000 shares, (ii) 4% of outstanding common stock on the last day of the immediately preceding fiscal year, or (iii) such number determined by the Company’s board of directors. On January 1, 2013 the shares available for grant under the 2012 Plan were automatically increased by 1,102,112 shares. Under the 2012 Plan, both the ISOs and NSOs are granted at a price per share not less than 100% of the fair market value per share of the underlying stock at the grant date. The board of directors determines the vesting period for each option award on the grant date, and the options generally expire 10 years from the grant date or such shorter term as may be determined by the board of directors. The restricted stock units are granted for zero purchase price.

Total shares of common stock available for grant under 2012 Plan were 2,506,022 and 2,127,279 as of March 31, 2013 and December 31, 2012, respectively.

Stock Options Activity

The stock options activity under the 2005 Plan and 2012 Plan during the three months ended March 31, 2013 was as follows:

	Stock Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
				(In thousands)
Balance—December 31, 2012	3,570,566	$6.45	7.56	$35,415
Granted	360,938	26.93
Canceled	(46,623)	9.37
Exercised	(467,129)	2.77

Balance—March 31, 2013	3,417,752	$9.07	7.93	$76,966

Options exercisable—March 31, 2013	1,447,639	$3.97	6.58	$39,985

Options vested and expected to vest—March 31, 2013	3,264,527	$8.81	7.87	$74,373

The options exercisable as of March 31, 2013 included options that were exercisable prior to vesting. The weighted average grant date fair value of options granted during the three months ended March 31, 2013 and 2012 was $12.63 and $1.25, respectively.

Aggregate intrinsic value represents the difference between the estimated fair value of the underlying common stock and the exercise price of outstanding, in-the-money options. The aggregate intrinsic value of options exercised was $11.4 million and $1.2 million, for the three months ended March 31, 2013 and 2012, respectively. The total estimated grant date fair value of employee options vested during the three months ended March 31, 2013 and 2012 was $756,000 and $594,000, respectively. Total cash received from exercise of stock options during the three months ended March 31, 2013 and 2012 was $1.3 million and $253,000, respectively. As of March 31, 2013, total unrecognized compensation cost related to non-vested stock options granted to employees was $10.2 million, net of estimated forfeitures of $1.1 million. These costs will be amortized on a straight-line basis over a weighted average vesting period of 2.76 years.

Restricted Stock Units Activity

	RSUs Outstanding	Weighted Average Grant Date fair Value	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
				(in thousands)
Unvested—December 31, 2012	37,760	16.41	2.16	$613
Granted	521,700	27.05
Canceled	(7,452)
Released	—

Unvested—March 31, 2013	552,008	26.39	2.02	$17,438

Restricted stock units expected to vest—March 31, 2013	490,015		1.94	$15,479

As of March 31, 2013, total unrecognized compensation cost related to the unvested RSUs granted to employees was $12.3 million, net of estimated forfeitures of $1.6 million. This cost will be amortized on a straight-line basis over a weighted average vesting period of 3.86 years. No RSUs were granted during the three months ended March 31, 2012.

Summary of Assumptions

The fair value of each employee stock option awards was estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted average assumptions:

	Three Months Ended March 31,
	2013	2012
Expected term (in years)	5.4	5.5
Expected volatility	52%	53%
Risk-free interest rate	0.9%	1.2%
Dividend rate	0%	0%

Options granted to non-employees

During the three months ended March 31, 2013 and 2012 no stock options were granted to non-employees, and no stock-based compensation expense was recorded during these quarters for any non-employee options granted in any other period.

Stock-Based Compensation Expense

The Company recorded compensation expense for the stock-based awards granted to employees as follows (in thousands):

	Three Months Ended March 31,
	2013	2012
Cost of revenue	$41	$5
Technology and development	411	192
Sales and marketing	337	55
General and administrative	603	213

Total stock-based compensation expense	$1,392	$465

The Company capitalized stock-based compensation of $113,000 and $8,000 in product development costs during the three months ended March 31, 2013 and 2012, respectively.

10.    Stock-Based Compensation

2005 Stock Plan

The Company granted options under its 2005 Stock Incentive Plan (the “2005 Plan”) until September 2012 when the 2005 plan was terminated. Under the terms of the 2005 Plan, the Company had the ability to grant incentive (“ISO”) and nonstatutory (“NSO”) stock options, restricted stock awards and restricted stock units. As of December 31, 2012 and 2011, respectively, zero and 4,474,605 shares of common stock were reserved under the 2005 Plan for the issuance of ISOs, NSOs, restricted stock or restricted stock units to eligible participants. Under the 2005 Plan, the options were granted at a price per share not less than 100% of the fair market value per share at the grant date. Options granted under the 2005 Plan generally vest at a rate of 25% after the first year and then at 1/36 of the remaining shares each month thereafter and expire 10 years from the grant date. Certain options vest monthly over two to four years.

2012 Equity Incentive Plan

Effective September 19, 2012, the Company’s board of directors adopted, and the Company’s stockholders approved, a 2012 Equity Incentive Plan (the “2012 Plan”). The 2012 Plan provides for the grant of ISOs, NSOs, restricted stock, restricted stock units, stock appreciation rights, performance units, and performance shares to employees, directors, and consultants of the Company. Under the 2012 Plan, a total of 2,370,000 shares of common stock have been reserved for issuance plus up to 1,000,000 shares from the expiration or termination of awards under the 2005 Plan. The shares available will be increased at the beginning of each fiscal year by the least of (i) 2,100,000 shares, (ii) 4% of outstanding common stock on the last day of the immediately preceding fiscal year, or (iii) such number determined by the Company’s board of directors. Under the 2012 Plan, both the ISOs and NSOs are granted at a price per share not less than 100% of the fair market value per share of the underlying stock at the grant date. The board of directors determines the vesting period for each option award on the grant date, and the options generally expire 10 years from the grant date or such shorter term as may be determined by the board of directors. The restricted stock units are granted for zero purchase price.

In October 2012, the Company awarded restricted stock units (“RSUs”) to certain employees. As of December 31, 2012 approximately 37,760 RSUs were outstanding.

Total shares of common stock available for grant under 2005 and 2012 Plans were 2,127,279 and 38,672 as of December 31, 2012 and 2011, respectively.

Stock Option Activity

The stock option activity under the 2005 and 2012 Plans during the year ended December 31, 2012 was as follows:

	Stock Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
				(In thousands)
Balance—December 31, 2011	3,334,530	$3.48	8.2	$11,108
Granted	1,041,972	14.24
Canceled	(264,491)	6.66
Exercised	(541,445)	3.07

Balance—December 31, 2012	3,570,566	$6.45	7.56	$35,415

Options exercisable—December 31, 2012	1,722,605	$3.20	6.18	$22,474

Options vested and expected to vest—December 31, 2012	3,411,464	$6.26	7.49	$34,441

The options exercisable as of December 31, 2012 included options that were exercisable prior to vesting. The weighted average grant date fair value of options granted during the years ended December 31, 2012, 2011, and 2010 was $6.77, $2.28 and $1.59, respectively.

Aggregate intrinsic value represents the difference between the estimated fair value of the underlying common stock and the exercise price of outstanding, in-the-money options. The aggregate intrinsic value of options exercised was $5.3 million, $902,000 and $760,000 during the years ended December 31, 2012, 2011, and 2010, respectively. The total estimated grant date fair value of employee options vested during the years ended December 31, 2012, 2011, and 2010 was $4.6 million, $1.2 million and $336,000, respectively. Total cash received from exercise of stock options during the years ended December 31, 2012, 2011 and 2010 were $1.7 million, $408,000 and $113,000, respectively. As of December 31, 2012, total unrecognized compensation cost related to non-vested stock options granted to employees was $7.0 million, net of estimated forfeitures of $782,000. These costs will be amortized on a straight-line basis over a weighted average vesting period of 2.68 years.

Additional information regarding the Company’s stock options outstanding and vested and exercisable as of December 31, 2012 is summarized below:

	Options Outstanding			Options Exercisable
Exercise Prices	Number of Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price per Share	Number of Options Exercisable	Weighted Average Exercise Price Per Share
$0.15—$0.18	511,995	3.84	$0.15	511,995	$0.15
$1.32—$1.47	144,552	4.90	1.37	144,552	1.37
$3.54	209,388	6.94	3.54	189,842	3.54
$4.29—$4.59	1,207,132	8,28	4.33	648,064	4.32
$5.55	528,133	8.78	5.55	133,245	5.55
$6.81—$9.42	202,813	9.16	7.62	52,413	6.89
$12.15—$13.32	167,893	9.39	12.74	12,250	13.32
$13.33—$22.44	598,660	9.64	16.97	30,244	16.62

	3,570,566			1,722,605

Restricted Stock Units Activity

	RSUs Outstanding	Weighted Average Grant Date fair Value	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
				(In thousands)
Unvested—December 31, 2011	—	—	—	$—
Granted	39,806	16.40
Canceled	(2,046)	16.14
Rolled from 2005 Plan	—
Exercised	—

Unvested—December 31, 2012	37,760	16.41	2.16	$613

Stock awards exercisable—December 31, 2012	—		—	$—

Stock awards vested and expected to vest—December 31, 2012	32,688		2.09	$531

As of December 31, 2012, total unrecognized compensation cost related to non-vested RSUs granted to employees was $520,000, net of estimated forfeitures of $82,000. This cost will be amortized on a straight-line basis over a weighted average vesting period of 3.81 years.

Determining Fair Value of Stock Options

The fair value of each grant of stock option awards is determined by the Company and its board of directors using the methods and assumptions discussed below. Each of these inputs is subjective and generally requires significant judgment to determine.

Valuation Method—The Company estimates the fair value of its stock option awards using the Black-Scholes option-pricing model.

Expected Term—The expected term represents the period that the stock option awards are expected to be outstanding. The Company estimates the expected term for its awards grants based on a study of publicly traded industry peer companies and the historical data on employee exercises and post-vesting employment termination behavior taking into account the contractual life of the award.

Expected Volatility—The expected volatility is derived from the historical stock volatilities of several comparable publicly listed peers over a period approximately equal to the expected term of the awards because the Company has limited information on the volatility of its common stock since the Company does not have significant trading history. When making the selections of the comparable industry peers to be used in the volatility calculation, the Company considered the size, operational and economic similarities to its principle business operations.

Fair Value of Common Stock—Prior to the Company’s IPO, the fair value of the common stock underlying the stock option awards was determined by the Company’s board of directors. Because there had been no public market for the Company’s stock, the board of directors had determined the fair value of the common stock at the time of the option grant by considering a number of objective and subjective factors including contemporaneous valuations performed by unrelated third party specialists, valuations of comparable companies, operating and financial performance, lack of liquidity of capital stock and general and industry-specific economic outlook, amongst other factors. After the Company’s IPO the Company has been using the listed stock price on the date of grant as its fair value.

Risk-Free Interest Rate—The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant for zero coupon U.S. Treasury notes with maturities approximately equal to the expected term of the options.

Expected Dividends—The expected dividend has been zero as the Company has never paid dividends and has no expectations to do so.

Forfeiture Rate—The Company estimates its forfeiture rate based on an analysis of its actual forfeitures and will continue to evaluate the adequacy of the forfeiture rate based on actual forfeiture experience, analysis of employee turnover behavior, and other factors. The impact from a forfeiture rate adjustment will be recognized in full in the period of adjustment, and if the actual number of future forfeitures differs from that estimated, the Company may be required to record adjustments to stock-based compensation expense in future periods.

Summary of Assumptions

The fair value of each employee stock option awards was estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2012	2011	2010
Expected term (in years)	5.5	5.5	5.5
Expected volatility	53%	55%	55%
Risk-free interest rate	0.9%	1.9%	1.7%
Dividend rate	0%	0%	0%

Determining Fair Value of Restricted Stock Units

The fair value of restricted stock units equals the market value of the underlying stock on the date of grant.

Options granted to non-employees

During the years ended December 31, 2012, 2011 and 2010, the Company granted zero, 16,216 and zero stock options to non-employees. Through June 30, 2012, no stock-based compensation expense was recognized related to the options granted during the year ended December 31, 2011 as these non-employee options have performance conditions that the Company determined are not probable as of June 30, 2012. Such options were subject to remeasurement using the Black-Scholes option-pricing model as the options vested. In the second half of the year ended December 31, 2012 a total of $58,000 of stock-based compensation expense was recognized related to these options.

Stock-Based Compensation Expense

The Company recorded compensation expense for stock-based awards granted to employees and nonemployees as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Cost of revenue	$32	$11	$8
Technology and development	930	482	176
Sales and marketing	398	183	97
General and administrative	1,210	808	73

Total stock-based compensation expense	$2,570	$1,484	$354

The Company capitalized stock-based compensation of $66,000, $22,000 and $17,000 as product development costs during the years ended December 31, 2012, 2011, and 2010, respectively.

Net Loss per Share Attributable to Common Stockholders	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Net Loss per Share Attributable to Common Stockholders

9.    Net Loss per Share Attributable to Common Stockholders

The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to common stockholders during the three months ended March 31, 2013 and 2012 (in thousands, except share and per share data):

	Three Months Ended March 31,
	2013	2012
Net loss attributable to common stockholders	$(1,982)	$(4,200)

Shares used in computing net loss per share attributable to common stockholders, basic and diluted	28,427,025	6,882,065

Net loss per share attributable to common stockholders, basic and diluted	$(0.07)	$(0.61)

The following outstanding shares of common stock equivalents were excluded from the computation of the diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Three Months Ended March 31,
	2013	2012
Convertible preferred stock	—	14,161,444
Stock options to purchase common stock	3,417,752	3,350,429
Restricted stock units	552,008	—
Heldback shares in connection with Movity acquisition	30,524	125,461
Preferred stock warrants	—	56,054
Common stock warrants	—	44,646

11.   Net Loss per Share Attributable to Common Stockholders

The following table sets for the computation of the Company’s basic and diluted net loss per share attributable to common stockholders during the years ended December 31, 2012, 2011, and 2010 (in thousands, except share and per share data):

	Year Ended December 31,
	2012	2011	2010
Net loss attributable to common stockholders	$(10,921)	$(6,155)	$(3,838)

Shares used in computing net loss per share attributable to common stockholders, basic and diluted	12,538,769	6,657,045	6,016,550

Net loss per share attributable to common stockholders, basic and diluted	$(0.87)	$(0.92)	$(0.64)

The following outstanding shares of common stock equivalents were excluded from the computation of the diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Year Ended December 31,
	2012	2011	2010
Convertible preferred stock	—	14,161,444	14,161,444
Stock options to purchase common stock	3,570,566	3,334,530	1,532,354
Stock awards to purchase common stock	37,760	—	—
Heldback shares in connection with Movity acquisition	30,524	125,461	125,461
Preferred stock warrants	—	56,054	—
Common stock warrants	56,054	44,646	12,735

Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Income Taxes

10.    Income Taxes

The Company accounts for income taxes in accordance with authoritative guidance, which requires use of the asset and liability method. Under this method, deferred income tax assets and liabilities are determined based upon the difference between the financial statements carrying amounts and the tax basis of assets and liabilities and are measured using the enacted tax rate expected to apply to taxable income in the years in which the differences are expected to be reversed.

12. Income Taxes

The Company accounts for income taxes in accordance with authoritative guidance, which requires the use of the asset and liability method. Under this method, deferred income tax assets and liabilities are determined based upon the difference between the financial statement carrying amounts and the tax basis of assets and liabilities and are measured using the enacted tax rate expected to apply to taxable income in the years in which the differences are expected to be reversed.

The components of the provision for income taxes for the years ended December 31, 2012 and 2011 are as follows:

	Year Ended December 31,
	2012	2011
Current:
Federal	$—	$—
State	67,324	—
Deferred:
Federal	—	—
State	—	—

TOTAL	$67,324	$—

The following table presents a reconciliation of statutory federal rate and the Company’s effective tax rate for the periods presented:

	Year Ended December 31,
	2012	2011	2010
Tax benefit at federal statutory rate	(34.0)%	(34.0)%	(34.0)%
State taxes (net of federal benefit)	(5.6)	(5.8)	(5.8)
Stock-based compensation	3.1	4.7	3.7
Change in valuation allowance	32.6	34.7	42.2
Other nondeductible expenses	4.6	0.5	(6.3)
Other	—	(0.1)	0.2

Effective tax rate	0.6%	0.0%	0.0%

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2012 and 2011 were as follows (in thousands):

	As of December 31,
	2012	2011
Deferred tax assets:
Net operating loss carryforward	$16,275	$11,564
Depreciation and amortization	36	—
Accruals and reserves	867	848
Deferred revenue	—	1,939
Stock-based compensation	633	492
General business credit	—	15
Other	1	410

Gross deferred tax assets	17,812	15,268
Valuation allowance	(17,342)	(14,132)

Net deferred tax assets	470	1,136

Deferred tax liabilities:
Prepaid expenses	$353	$122
Depreciation and amortization	—	1,014
Deferred Revenue	117	—

Gross deferred tax liabilities	470	1,136

Net deferred tax liabilities	$—	$—

Uncertain Tax Positions

The Company adopted authoritative guidance under ASC 740 on January 1, 2007, which clarifies the accounting for uncertainties in tax positions recognized in the financial statements. The Company has not been audited by the Internal Revenue Service or any state tax authority. The Company is subject to taxation in the U.S. and various states. Due to the Company’s net losses, substantially all of its federal and state income tax returns since inception are still subject to audit.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Unrecognized tax benefits, beginning of period	$475	$337	$110
Gross increases - tax position in prior period	20	—	—
Gross decrease - tax position in prior period	(475)	—	—
Gross increases - current period tax positions	—	138	227
Lapse of statute of limitations	—	—	—

Unrecognized tax benefits, end of period	$20	$475	$337

If the $20,000 of unrecognized income tax benefits is recognized, there would be impact to the effective tax rate.

The Company does not have any additional tax positions that are expected to significantly increase or decrease within twelve months of the year ended December 31, 2012.

Employee Benefit Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Employee Benefit Plan

11.    Employee Benefit Plan

The Company has a defined contribution 401(k) retirement plan covering all employees who have met certain eligibility requirements. Eligible employees may contribute pretax compensation up to the maximum amount allowable under Internal Revenue Service limitations. Employee contributions and earnings thereon vest immediately. The Company matches up to 4% of the employee’s contributions. The Company’s expense related to its benefit plan during the three months ended March 31, 2013 and 2012 was $264,000 and $157,000, respectively.

13. Employee Benefit Plan

The Company has a defined contribution 401(k) retirement plan covering all employees who have met certain eligibility requirements. Eligible employees may contribute pretax compensation up to the maximum amount allowable under Internal Revenue Service limitations. Employee contributions and earnings thereon vest immediately. The Company matches up to 3% of the employee’s contributions. The Company’s expense related to its benefit plan during the years ended December 31, 2012, 2011, and 2010 was $685,000, $388,000, and $192,000, respectively.

Subsequent Events	3 Months Ended
Mar. 31, 2013
Subsequent Events

12.    Subsequent Events

On April 8, 2013, the Board of Directors approved an increase in the number of shares reserved for future issuance under the 2012 Plan by two million shares, subject to approval by the Company’s stockholders at the Company’s 2013 annual meeting of stockholders.

On May 7, 2013 the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Market Leader, Inc. (“Market Leader”), a Washington corporation, and Mariner Acquisition Corp., a Washington corporation and a wholly owned subsidiary of the Company (“Merger Sub”). Market Leader is a provider of Software as a Service (SaaS)-based customer relationship management software for the real estate sector. Under the terms and conditions of the Merger Agreement, at the closing of the proposed transaction Merger Sub will be merged with and into Market Leader (the “Merger”), and Market Leader will continue as the surviving corporation of the Merger and as a wholly owned subsidiary of the Company. At the effective time of the Merger, each outstanding share of Market Leader common stock will be converted into the right to receive (a) $6.00 in cash, without interest, and subject to applicable withholding tax, and (b) 0.1553 of a share of the Company’s common stock, for a total purchase consideration of $355 million.

Movity, Inc. Acquisition	12 Months Ended
Dec. 31, 2012
Movity, Inc. Acquisition
5.	Movity, Inc. Acquisition

On December 10, 2010, the Company entered into an Agreement of Plan of Merger (“Movity Agreement”) to acquire Movity, Inc. (“Movity”), a privately held geographic data company which was founded in January 2010. The acquisition, which closed on December 10, 2010, allowed the Company to enhance its workforce.

Upon closing of the acquisition, all of the outstanding shares of Movity, including the shares of common stock that were issued by Movity upon closing of the acquisition as a result of the automatic conversion of its convertible promissory note into common stock, were converted into the right to receive a fraction of a share of the Company’s common stock. The Company accounted for the Movity acquisition as a purchase of a business. The Company expensed the related acquisition costs, consisting primarily of legal expenses in the amount of $155,000, during the year ended December 31, 2010. These legal expenses were presented as general and administrative expense in the statement of operations for the year ended December 31, 2010. The total purchase consideration of $2.2 million consisted of issuance of 542,689 shares of the Company’s common stock with fair value of $4.0866 per share. Under the terms of the Movity Agreement, the Company is entitled to withhold 125,461 shares of the total purchase consideration as partial security for indemnification of obligations of Movity’s stockholders. The shares withheld were and will be released as follows: (i) 75% of the shares will be released on the 18-month anniversary of the acquisition date, and (ii) the remaining shares will be released on April 15, 2014. Upon completion of the acquisition, the operations were absorbed by the Company, and Movity ceased to exist as a separate entity. During the year ended December 31, 2012, 3,343 shares were returned from escrow as indemnification from Movity’s stockholders. In addition, the Company also released 75% of the remaining shares, or 91,594 shares, in accordance with the Movity Agreement. As of December 31, 2012, the Company had no claims subject to indemnification by Movity’s stockholders.

The following table summarizes the fair value of assets acquired and liabilities assumed (in thousands):

Cash	$904
Property and equipment	13
Current liabilities	(744)
Notes payable	(110)
Goodwill	2,155

Total purchase consideration	$2,218

The excess of the consideration transferred over the fair value assigned to the assets acquired and liabilities assumed was $2.2 million, which represents the goodwill resulting from the acquisition. Goodwill is attributable to technological expertise associated with the acquired assembled workforce. None of the goodwill is expected to be deductible for income tax purposes. The Company tests goodwill for impairment on an annual basis on December 1, or sooner if deemed necessary. As of December 31, 2012 and 2011, there was no impairment of goodwill.

Unaudited Pro Forma Combined Information

Supplemental information on an unaudited pro forma basis is presented below for the year ended December 31, 2010 (in thousands):

Pro forma revenue	$19,785
Pro forma loss from operations	(5,648)
Pro forma net loss	(5,647)

The Company did not present comparative information for the year ended December 31, 2009 above as Movity was founded in January 2010. The unaudited pro forma combined financial information includes the results of the Company and Movity as if the acquisition of Movity had occurred as of January 1, 2010. The pro forma information presented does not purport to present what the actual results would have been had the acquisition actually occurred on January 1, 2010, nor is the information intended to project results for any future period. Further, the unaudited pro forma information excludes any benefits that may result from the acquisition due to synergies that were derived from the elimination of duplicative costs. From the acquisition date through December 31, 2010, the Company recognized an immaterial loss from the Movity acquisition in the accompanying statements of operations.

Warrants	12 Months Ended
Dec. 31, 2012
Warrants

9.     Warrants

Convertible Preferred Stock Warrants

In September 2011, the Company entered into a $20.0 million Credit Facility discussed further in Note 6. In connection with the Credit Facility, the Company issued a warrant to purchase up to 120,961 shares of Series D with an exercise price of $8.4738 per share. As of December 31, 2011, only 56,054 shares were exercisable. The exercisability of the warrant would be triggered upon specified drawdowns under the Credit Facility. As of December 31, 2012 and 2011, the Company had drawdowns of $10.0 million from the total $20.0 million underlying the Credit Facility. If the Company withdrew the remaining $10.0 million, the remaining 64,907 shares would become exercisable under the warrant. As of December 31, 2012, the Company’s ability to withdraw the remaining $10.0 million expired. At the time of issuance, the aggregate fair value of the warrant in the amount of $281,000 was determined using a Monte Carlo model incorporating two scenarios, one with a future equity financing and one without. The model also used the following assumptions: expected term of 1.2 years, risk-free interest rate of 0.2%, expected volatility of 55.0% and expected dividend yield of 0%. The fair value of the warrant was recorded as a warrant liability upon issuance. As a result of the Company’s first public filing of its Form S-1 in August 2012 and in connection with the termination of the anti-dilution provisions contained in the warrant, the warrant liability was remeasured to fair value and the remaining value reclassified to additional paid-in-capital. Upon completion of the Company’s IPO in September 2012 and the related conversion of the convertible preferred stock to common stock, this warrant to purchase convertible preferred stock became a warrant to purchase common stock and the expiration date was set at September 19, 2017, which is five years from the effectiveness of the Company’s IPO.

During the years ended December 31, 2012 and 2011, the Company recognized a charge to earnings of $369,000 and $16,000, respectively, from remeasurement of the fair value of the warrant, which was recorded through the statements of operations.

The Company determined the fair value of the outstanding convertible preferred stock warrant as of August 17, 2012, the date the anti-dilution provision was no longer applicable, and December 31, 2011 with the following assumptions:

	As of August 17, 2012	As of December 31, 2011
Estimated term (in years)	5.9	1.0
Risk-free interest rate	1.0%	0.1%
Expected volatility	53%	55%
Expected dividend yield	0%	0%

The above assumptions were determined as follows:

Term—The term represents a weighted average of the remaining term under probable scenarios used to determine the fair value of the underlying stock. A weighted average term was determined to be more appropriate than the contractual term due to potential adjustments to the related expiration date for the warrant under multiple scenarios;

Risk-free interest rate—The risk-free interest rate is based on the U.S. Treasury yield in effect at the time of grant for zero coupon U.S. Treasury notes with maturities approximately equal the term of the warrant;

Expected volatility—The expected volatility is derived from historical volatilities of several unrelated publicly listed peer companies over a period approximately equal to the term of the warrant because the Company has limited information on the volatility of the preferred stock since the Company does not have significant trading history. When making the selections of industry peer companies to be used in the volatility calculation, the Company considered the size, operational and economic similarities to the Company’s principle business operations; and

Expected dividend yield—The expected dividend yield is assumed to be zero as the Company has never paid dividends and has no current plans to do so.

Common Stock Warrants

In July 2010, in conjunction with services provided by a third party consultant, the Company issued a warrant to purchase 12,735 shares of common stock with an exercise price of $3.54 per share and expiration date of July 19, 2015. The warrant is exercisable with cash or through a cashless exercise provision. Under the cashless exercise provision, the holder may, in lieu of payment of the exercise price in cash, surrender the warrant and receive a net amount of shares based on the fair market value of the Company’s common stock at the time of exercise of the warrant after deducting the aggregate exercise price. The fair value of the warrant in the amount of $16,000 was recorded as additional paid-in capital upon issuance and was not subject to remeasurement at each reporting period. The fair value of the warrant was calculated using the Black-Scholes option-pricing model with the following assumptions: contractual term of 5 years, risk-free interest rate of 1.7%, expected volatility of 55.0% and expected dividend yield of 0%. In March 2011, the warrant was exercised with cash proceeds of $45,000.

In September 2011, in conjunction with services provided by a third party consultant, the Company issued a warrant to purchase 44,646 shares of common stock with an exercise price of $4.29 per share and expiration date of February 14, 2016. The fair value of the warrant in the amount of $93,000 was recorded as additional paid-in capital upon issuance and was not subject to remeasurement at each reporting period. The fair value of the warrant was calculated using the Black-Scholes option-pricing model with the following assumptions: contractual term of 4.5 years, risk-free interest rate of 0.7%, expected volatility of 55.0% and expected dividend yield of 0%. In connection with the IPO in September 2012, the warrant was exercised using the cashless exercise provision which amounted to the net issuance of 33,380 shares of common stock. As of December 31, 2012, this warrant was no longer outstanding.

Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Basis of Presentation

Basis of Presentation

The Company’s condensed financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting. Certain information and note disclosures normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these interim condensed financial statements should be read in conjunction with the audited financial statements and accompanying notes as of and for the year ended December 31, 2012 included in the Company’s Annual Report on Form 10-K, which was filed with the SEC on March 4, 2013. The condensed balance sheet as of December 31, 2012, included herein, was derived from the audited financial statements as of that date.

The unaudited condensed interim financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, consisting only of normal recurring adjustments, necessary to present fairly our financial position as of March 31, 2013, our results of operations for the three months ended March 31, 2013 and 2012, and our cash flows for the three months ended March 31, 2013 and 2012. The results of the three month period ended March 31, 2013 are not necessarily indicative of the results to be expected for the year ended December 31, 2013, or for any other interim period, or for any other future year.

Basis of Presentation The Company’s financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Use of Estimates

Use of Estimates

The preparation of the accompanying financial statements in conformity with GAAP requires management to make estimates and assumptions about future events that affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. Significant items subject to such estimates include: revenue recognition; allowance for doubtful accounts; useful lives of property and equipment; recoverability of long-lived assets; determination of fair value of the Company’s common stock, stock options and preferred and common stock warrants; income tax uncertainties, including a valuation allowance for deferred tax assets; and contingencies. The Company bases these estimates on historical and anticipated results, trends and various other assumptions that the Company believes are reasonable under the circumstances, including assumptions as to future events. These estimates form the basis for making judgments about the carrying values of assets and liabilities and recorded revenue and expenses that are not readily apparent from other sources. Actual results could differ from those estimates.

Use of Estimates

The preparation of the accompanying financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions about future events that affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. Significant items subject to such estimates include: revenue recognition; allowance for doubtful accounts; the useful lives of property and equipment; the recoverability of long-lived assets; the determination of fair value of the Company’s common stock, stock options and preferred and common stock warrants; income tax uncertainties, including a valuation allowance for deferred tax assets; and contingencies. The Company bases these estimates on historical and anticipated results, trends and various other assumptions that the Company believes are reasonable under the circumstances, including assumptions as to future events. These estimates form the basis for making judgments about the carrying values of assets and liabilities and recorded revenue and expenses that are not readily apparent from other sources. Actual results could differ from those estimates.

Significant Accounting Policies

Significant Accounting Policies

There have been no changes to the significant accounting policies described in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2012 filed on March 4, 2013.

Comprehensive Loss

Comprehensive Loss

During the three months ended March 31, 2013 and 2012, the Company did not have any other comprehensive income and, therefore, the net loss and comprehensive loss were the same for all periods presented.

Comprehensive Loss

During the years ended December 31, 2012, 2011, and 2010, the Company did not have any other comprehensive income and, therefore, the net loss and comprehensive loss were the same for all periods presented.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The carrying values of the Company’s financial instruments, including cash equivalents, accounts receivable and accounts payable, approximate their fair values due to the short period of time to maturity or repayment. The carrying value of the restricted cash approximates its fair value due to the short period of time to maturity of the underlying certificates of deposit. Long-term debt is stated at the carrying value as the stated interest rate approximates market rates currently available to the Company. As of March 31, 2012 the Company was holding preferred stock warrants for which their carrying amount represented their fair value. Fair value is defined as the exchange price that would be received for an asset or an exit price paid to transfer a liability in the principal or most advantageous market for the asset or the liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The current accounting guidance for fair value measurements defines a three-level valuation hierarchy for disclosures as follows:

Level I—Unadjusted quoted prices in active markets for identical assets or liabilities;

Level II—Inputs other than quoted prices included within Level I that are observable, unadjusted quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data; and

Level III—Unobservable inputs that are supported by little or no market activity, which requires the Company to develop its own assumptions.

The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. As of March 31, 2013 and December 31, 2012 the Company’s financial instruments consisted of Level I assets and liabilities. Level I assets include highly liquid money market funds that are classified as cash and cash equivalents, and certificates of deposit that are included in restricted cash. Level I liabilities consist of long-term debt. As of March 31, 2012 the Company carried a Level III liability related to the preferred stock warrants then outstanding. The fair value of the outstanding preferred stock warrants was measured upon issuance and at each subsequent period end using a Monte Carlo model until the Company’s IPO in September 2012, in connection with which this liability was remeasured to fair value in August 2012 and the remaining value was reclassified as additional paid-in capital. Inputs used to determine the estimated fair value of the warrant liability in the first quarter of 2012 included the estimated fair value of the underlying stock at the valuation date, the estimated term of the warrants, risk-free interest rates, expected dividends, and the expected volatility of the underlying stock.

Fair Value of Financial Instruments

The carrying values of the Company’s financial instruments, including cash equivalents, short-term investments, accounts receivable and accounts payable, approximated their fair values due to the short period of time to maturity or repayment. The carrying value of the restricted cash approximates its fair value due to the short period of time to maturity. The carrying amount of the Company’s preferred stock warrants represent their fair value. Long-term debt is stated at the carrying value as the stated interest rate approximates market rates currently available to the Company. Fair value is defined as the exchange price that would be received for an asset or an exit price paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The current accounting guidance for fair value measurements defines a three-level valuation hierarchy for disclosures as follows:

Level I—Unadjusted quoted prices in active markets for identical assets or liabilities;

Level II—Inputs other than quoted prices included within Level I that are observable, unadjusted quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data; and

Level III—Unobservable inputs that are supported by little or no market activity, which requires the Company to develop its own assumptions.

The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Company’s financial instruments consist of Level I assets and liabilities and Level III liabilities. Level I assets include highly liquid money market funds that are included in cash and cash equivalents and certificates of deposit that are included as short-term investments. Level I liabilities consist of long-term debt. Level III liabilities consist of the preferred stock warrant liability. The fair values of the outstanding preferred stock warrants were measured upon issuance and at each period end using a Monte Carlo model. Inputs used to determine the estimated fair value of the warrant liability include the estimated fair value of the underlying stock at the valuation date, the estimated term of the warrants, risk-free interest rates, expected dividends, and the expected volatility of the underlying stock.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

Under the Jumpstart Our Business Startups Act (“JOBS Act”), the Company meets the definition of an emerging growth company. The Company has irrevocably elected to opt out of the extended transition period for complying with new or revised accounting standards pursuant to Section 107(b) of the JOBS Act.

In February 2013, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”) No. 2013-12 requiring entities to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under GAAP to be reclassified in its entirety to net income. For other amounts that are not required under GAAP to be reclassified in their entirety from accumulated other comprehensive income to net income in the same reporting period, an entity is required to cross-reference other disclosures required under GAAP that provide additional detail about those amounts. This pronouncement is effective for fiscal years beginning after December 15, 2012. The Company adopted this standard on January 1, 2013. During the three months ended March 31, 2013 the Company did not have any other comprehensive income and, therefore, the net loss and comprehensive loss was the same for all periods presented.

Recently Issued Accounting Pronouncements

Under the Jumpstart Our Business Startups Act (“JOBS Act”), the Company meets the definition of an emerging growth company. The Company has irrevocably elected to opt out of the extended transition period for complying with new or revised accounting standards pursuant to Section 107(b) of the JOBS Act.

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”). This pronouncement was issued to provide a consistent definition of fair value and ensure that the fair value measurement and disclosure requirements are similar between U.S. GAAP and IFRS. ASU 2011-04 changes certain fair value measurement principles and enhances the disclosure requirements particularly for Level III fair value measurements. This pronouncement is effective for reporting periods beginning on or after December 15, 2011, with early adoption prohibited. The Company adopted this standard in January 2012 as reflected in Note 3 of these financial statements.

In June 2011, the FASB issued ASU No. 2011-05, Presentation of Comprehensive Income, which requires an entity to present total comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements and eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders’ equity. In December 2011, the FASB issued ASU No. 2011-12, Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which defers the requirement within ASU 2011-05 to present on the face of the financial statements the effects of reclassifications out of accumulated other comprehensive income on the components of net income and other comprehensive income for all periods presented. During the deferral period, entities should continue to report reclassifications out of accumulated other comprehensive income consistent with the presentation requirements in effect prior to the issuance of ASU 2011-05. The Company early adopted this guidance on January 1, 2012, retrospectively. During the years ended December 31, 2012, 2011, and 2010, the Company did not have any other comprehensive income and, therefore, the net loss and comprehensive loss was the same for all periods presented.

In September 2011, the FASB issued ASU No. 2011-08, Intangibles—Goodwill and Other (Topic 350). The amended guidance will allow companies to assess qualitative factors to determine if it is more-likely-than-not that goodwill might be impaired and whether it is necessary to perform the two-step goodwill impairment test required. This pronouncement is effective for fiscal years beginning after December 15, 2011. The Company adopted this standard on January 1, 2012. The adoption of this accounting standard update does not have any material impact on the Company’s results of operations or financial position.

Concentrations of Credit Risk and Credit Evaluations

Concentrations of Credit Risk and Credit Evaluations

Financial instruments which potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term investments and trade accounts receivable. The Company deposits its cash and cash equivalents and short-term investments with major financial institutions that management believes are of high credit quality; however, at times, balances exceed federally insured limits.

The Company’s accounts receivable are derived from customers in the United States of America. The Company does not require its customers to provide collateral to support accounts receivable. The Company performs ongoing credit evaluations of its customers’ financial condition and maintains allowances for estimated credit losses. Actual credit losses may differ from the Company’s estimates. No customer represented 10% or more of total revenue during the years ended December 31, 2012, 2011, and 2010. One customer accounted for 10.4% of the Company’s gross accounts receivable as of December 31, 2012, no customer accounted for 10% of accounts receivable as of December 31, 2011.

Revenue Recognition

Revenue Recognition

The Company’s revenue is derived from selling subscription products to real estate professionals and from display advertising sold to brand advertisers that operate in the real estate ecosystem. The Company recognizes revenue when (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered to the customer, (iii) the fee is fixed or determinable, and (iv) collectability is reasonably assured. The Company considers a signed agreement, a binding insertion order or other similar documentation reflecting the terms and conditions under which products will be provided to be persuasive evidence of an arrangement. Collectability is assessed based on a number of factors, including payment history and the creditworthiness of a customer. If it is determined that collection is not reasonably assured, revenue is not recognized until collection becomes reasonably assured, which is generally upon receipt of cash. The Company does not request collateral from its customers.

The Company’s revenues include marketplace revenue and media revenue.

Marketplace revenue consists primarily of subscription-based revenue. The fixed-fee subscription-based revenue is recognized ratably over the period the service is provided.

Media revenue primarily consists of advertising sales on a cost per thousand impressions (“CPM”) or cost per click (“CPC”) basis to advertisers. The Company recognizes these revenues in the period the clicks or impressions are delivered to the client.

Multiple-Element Arrangements

Multiple-Element Arrangements

The Company enters into arrangements with customers that include combinations of CPC media placements, CPM media placements, and subscription products.

For the year ended December 31, 2010, because the Company had not yet established the fair value for each element, advertising revenue was recognized ratably over the contract term.

Beginning on January 1, 2011, the Company adopted new authoritative guidance on multiple-element arrangements, using the prospective method for all arrangements entered into or materially modified from the date of adoption. Under this new guidance, the Company allocates arrangement consideration in multiple-element revenue arrangements at the inception of an arrangement to all deliverables or those packages in which all components of the package are delivered at the same time, based on the relative selling price method in accordance with the selling price hierarchy, which includes: (i) vendor-specific objective evidence (“VSOE”) if available; (ii) third-party evidence (“TPE”) if VSOE is not available; and (iii) best estimate of selling price (“BESP”) if neither VSOE nor TPE is available.

VSOE- The Company determines VSOE based on its historical pricing and discounting practices for the specific product when sold separately. In determining VSOE, the Company requires that a substantial majority of the standalone selling prices for these products fall within a reasonably narrow pricing range. For certain subscription products, the Company has been able to establish VSOE.

TPE- When VSOE cannot be established for deliverables in multiple-element arrangements, the Company applies judgment with respect to whether it can establish a selling price based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. Generally, the Company’s go-to-market strategy differs from that of its peers and its offerings contain a significant level of differentiation such that the comparable pricing of the products cannot be obtained. Furthermore, the Company is unable to reliably determine what similar competitor selling prices are on a standalone basis. As a result, the Company has not been able to establish selling price based on TPE.

BESP- When the Company is unable to establish selling price using VSOE or TPE, the Company uses BESP in its allocation of arrangement consideration. The objective of BESP is to determine the price at which the Company would transact a sale if the service was sold regularly on a standalone basis. As the Company has not been able to establish VSOE or TPE for CPM media placements, CPC media placements, and certain subscription products, the Company determines BESP for these deliverables based on the following:

•

The list price represents a component of the go-to-market strategy established by senior management. The Company’s list prices are based on the features of the products offered. These features, which consist of the size and placement of the advertisements on the Company’s website, impact the list prices which vary depending on the specifications of the features. In addition, the list prices are impacted by market conditions, including the conditions of the real estate market and economy in general, and the Company’s competitive landscape; and

•	Analysis of the Company’s selling prices for these deliverables.

The Company limits the amount of allocable arrangement consideration to amounts that are fixed or determinable and that are not contingent on future performance or future deliverables. The Company regularly reviews BESP. Changes in assumptions or judgments or changes to the elements in the arrangement could cause a material increase or decrease in the amount of revenue that the Company reports in a particular period.

The Company recognizes the relative fair value of the products as they are delivered assuming all other revenue recognition criteria are met.

Cost of Revenue

Cost of Revenue

Cost of revenue consists primarily of expenses related to operating the Company’s website and mobile applications, including those associated with the operation of the Company’s data center, hosting fees, customer service related headcount expenses including salaries, bonuses, benefits and stock-based compensation expense, licensed content, credit card fees, third-party contractor fees and other allocated overhead.

Technology and Development

Technology and Development

Costs to research and develop the Company’s products are expensed as incurred. These costs consist primarily of technology and development headcount related expenses including salaries, bonuses, benefits and stock-based compensation expense, third party contractor fees and allocated overhead primarily associated with developing new technologies. Technology and development also includes amortization of capitalized costs (“product development costs”) associated with the development of the Company’s marketplace.

Product Development Costs

Product Development Costs

Product development costs include costs related to the development of the Company’s marketplace which is inclusive of costs related to the development of the Company’s delivery points, the website and mobile applications. Product development costs are accounted for as follows: all costs incurred in the preliminary project and post-implementation stages are expensed as incurred while certain costs incurred in the application development stage of a new product or projects to provide significant additional functionality to existing products are capitalized if certain criteria are met. Maintenance and enhancement costs are typically expensed as incurred. The Company capitalized costs associated with product development of $2.5 million, $1.3 million and $851,000 during the years ended December 31, 2012, 2011, and 2010, respectively, and recorded related amortization expenses of $1.1 million, $708,000 and $366,000 during the years ended December 31, 2012, 2011, and 2010, respectively. The net book value of capitalized product development costs was $2.0 million and $1.1 million as of December 31, 2012 and 2011, respectively. Such costs are amortized on a straight-line basis over the estimated useful lives of the related assets, which has been estimated to be two years. Amortization expense is included in technology and development in the statements of operations.

Advertising Expense

Advertising Expense

Advertising costs are expensed when incurred and are included in sales and marketing expenses in the accompanying statements of operations. The Company’s advertising expenses were $2.6 million, $459,000 and $127,000 during the years ended December 31, 2012, 2011, and 2010, respectively.

Stock-Based Compensation

Stock-Based Compensation

The Company recognizes compensation costs related to stock options and restricted stock units granted to employees based on the estimated fair value of the awards on the date of grant, net of estimated forfeitures. The Company estimates the grant date fair value of option grants, and the resulting stock-based compensation expense, using the Black-Scholes option-pricing model. The grant date fair value of the stock-based awards is recognized on a straight-line basis over the requisite service period, which is the vesting period of the respective awards.

The Company accounts for stock options issued to nonemployees based on the fair value of the awards determined using the Black-Scholes option-pricing model. The fair value of stock options granted to nonemployees are remeasured as the stock options vest, and the resulting change in value, if any, is recognized in the statement of operations during the period the related services are rendered.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with the asset and liability method. Under this method, deferred tax assets and liabilities are measured based on differences between the financial reporting and the tax bases of assets and liabilities using enacted tax rates that are expected to be in effect when the differences are expected to reverse. A valuation allowance is established to reduce net deferred tax assets to amounts that are more likely than not to be realized.

The Company accounts for uncertainty in tax positions recognized in the financial statements by recognizing a tax benefit from an uncertain tax position when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits. Income tax positions must meet a more-likely-than-not recognition threshold at the effective date to be recognized.

The Company’s policy for classifying interest and penalties associated with unrecognized income tax benefits is to include such items as tax expense.

Net Loss per Share Attributable to Common Stockholders

Net Loss per Share Attributable to Common Stockholders

The Company calculates its basic and diluted net loss per share attributable to common stockholders in conformity with the two-class method required for companies with participating securities. Immediately prior to the completion of the Company’s IPO in September 2012, all shares of outstanding preferred stock automatically converted into 14,161,444 shares of common stock. In addition, the Company’s outstanding preferred stock warrants converted into 56,504 common stock warrants. Under the two-class method, in periods when the Company has net income, net income attributable to common stockholders is determined by allocating undistributed earnings, calculated as net income less current period convertible preferred stock non-cumulative dividends, between common stock and the convertible preferred stock. In computing diluted net income attributable to common stockholders, undistributed earnings are re-allocated to reflect the potential impact of dilutive securities. The Company’s basic net loss per share attributable to common stockholders is calculated by dividing the net loss attributable to common stockholders by the weighted average number of shares of common stock outstanding for the period. The diluted net loss per share attributable to common stockholders is computed by giving effect to all potential dilutive common stock equivalents outstanding for the period. For purposes of this calculation, options to purchase common stock, and common stock warrants are considered common stock equivalents but have been excluded from the calculation of diluted net loss per share attributable to common stockholders as their effect is antidilutive.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash and highly liquid investments with original maturities of three months or less at the time of acquisition. As of December 31, 2012 and 2011, cash equivalents consisted of money market funds. All credit card and debit card transactions that process within one business day are also classified as cash and cash equivalents. The amounts due from third party merchant processors for these transactions classified as cash totaled $135,000 and $207,000 as of December 31, 2012 and 2011, respectively.

Short-term Investments

Short-term Investments

The Company’s short-term investments consist of certificates of deposit with maturities of 12 months or less from the balance sheet date. Short-term investments are reported at cost, which approximates fair value, as of each balance sheet date.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts Receivable and Allowance for Doubtful Accounts

The Company performs ongoing credit evaluations of its customers. Accounts receivable are recorded at invoiced amounts, net of the Company’s estimated allowances for doubtful accounts. The allowance for doubtful accounts is estimated based on an assessment of the Company’s ability to collect on customer accounts receivable. The Company regularly reviews the allowance by considering certain factors such as historical experience, industry data, credit quality, age of accounts receivable balances and current economic conditions that may affect a customer’s ability to pay. In cases where the Company is aware of circumstances that may impair a specific customer’s ability to meet their financial obligations, the Company records a specific allowance against amounts due from the customer and thereby reduces the net recognized receivable to the amount the Company reasonably believes will be collected. The Company writes-off accounts receivable against the allowance when it determines the balance is uncollectible and no longer actively pursues collection of the receivable. Write-offs of accounts receivable to bad debt expense were $95,000, $176,000 and $82,000 during the years ended December 31, 2012, 2011, and 2010, respectively.

Restricted Cash

Restricted Cash

Restricted cash consists of certificates of deposit held as collateral at a financial institution related to a property lease in the name of the Company, and to insure the corporate credit card spending. These certificates of deposit have contractual maturities of 12 months or less. The balance of the restricted cash was $385,000 and nil as of December 31, 2012 and 2011, respectively.

Property and Equipment

Property and Equipment

Property and equipment are initially recorded at cost and depreciated using a straight-line method over the estimated useful lives of the assets. Maintenance and repair costs are charged to expense as incurred. The useful lives of the Company’s property and equipment are as follows:

Computer equipment	2 to 3 years
Office equipment, furniture and fixtures	3 years
Capitalized product development costs	2 years
Leasehold improvements	Shorter of the lease term or estimated useful life

Depreciation expense of assets acquired through capital leases is included in depreciation and amortization expense in the statements of operations.

Goodwill

Goodwill

Goodwill represents the excess of the aggregate purchase price paid over the fair value of the net tangible assets acquired. Goodwill is not amortized and is tested for impairment at least annually or whenever events or changes in circumstances indicate that the carrying value may not be recoverable. The Company has determined that it operates as one reporting unit and has selected December 1 as the date to perform its annual impairment test. In the valuation of its goodwill, the Company must make assumptions regarding estimated future cash flows to be derived from the Company. If these estimates or their related assumptions change in the future, the Company may be required to record impairment for these assets. The first step of the impairment test involves comparing the fair value of the reporting unit to its net book value, including goodwill. If the net book value exceeds its fair value, then the Company would perform the second step of the goodwill impairment test to determine the amount of the impairment loss. The impairment loss would be calculated by comparing the implied fair value of the Company to its net book value. In calculating the implied fair value of the Company’s goodwill, the fair value of the Company would be allocated to all of the other assets and liabilities based on their fair values. The excess of the fair value of the Company over the amount assigned to its other assets and liabilities is the implied fair value of goodwill. An impairment loss would be recognized when the carrying amount of goodwill exceeds its implied fair value. The Company was not required to perform the second step of the goodwill impairment test during the years ended December 31, 2012 or 2011. There was no impairment of goodwill recorded for the years ended December 31, 2012 or 2011.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of assets to be held and used is measured first by a comparison of the carrying amount of an asset to future undiscounted net cash flows expected to be generated by the asset. If such assets are considered to be impaired, an impairment loss would be recognized when the carrying amount of the asset exceeds the fair value of the asset. To date, the Company believes that no such impairment has occurred.

Deferred Revenue

Deferred Revenue

Deferred revenue consists of prepaid but unrecognized subscription revenue, advertising fees received or billed in advance of delivery and for amounts received in instances when revenue recognition criteria has not been met. Deferred revenue is recognized when all revenue recognition criteria have been met.

Preferred Stock Warrant Liability

Preferred Stock Warrant Liability

The Company’s warrants to purchase convertible preferred stock were classified as liabilities and recorded in other current liabilities within the accompanying balance sheets at fair value upon issuance because these warrants contained certain anti-dilution provisions which required the Company to lower the exercise price of the warrants upon any future down-round financings. Therefore, the warrants were subject to remeasurement to fair value at each balance sheet date, and any change in fair value was recognized in the statements of operations. At the time of issuance, the aggregate fair value of these warrants were determined using a Monte Carlo model. The Company adjusted the liability quarterly for changes in fair value using a Monte Carlo model until the completion of the IPO in September 2012. Upon conversion of the underlying preferred stock, the related warrant liability was remeasured to fair value and the remaining liability was reclassified to additional paid-in capital.

Segments

Segments

The Company’s chief operating decision maker is its chief executive officer. The chief executive officer reviews financial information accompanied by information about revenue by product line for purposes of allocating resources and evaluating financial performance. The Company has one business activity and there are no segment managers who are held accountable for operations, or operating results for levels or components. In addition, the Company’s operation and customers are located only in the United States of America. Accordingly, the Company has a single reporting segment and operating unit structure.

Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Change in Fair Value of Financial Assets and Liabilities

The following table sets forth the fair value of the Company’s financial assets and liabilities remeasured on a recurring basis, by level within the fair value hierarchy (in thousands):

	As of March 31, 2013
	Level I	Level II	Level III	Total
Financial Assets:
Money market funds	$6,682	$—	$—	$6,682
Restricted cash	385	—	—	385

Total financial assets	$7,067	$—	$—	$7,067

	As of December 31, 2012
	Level I	Level II	Level III	Total
Financial Assets:
Money market funds	$6,681	$—	$—	$6,681
Restricted cash	385	—	—	385

Total financial assets	$7,066	$—	$—	$7,066

The following table sets forth the fair value of the Company’s financial assets and liabilities remeasured on a recurring basis, by level within the fair value hierarchy (in thousands):

	As of December 31, 2012
	Level I	Level II	Level III	Total
Financial Assets:
Money market funds	$6,681	$—	$—	$6,681
Restricted cash	385	—	—	385

Total financial assets	$7,066	$—	$—	$7,066

	As of December 31, 2011
	Level I	Level II	Level III	Total
Financial Assets:
Money market funds	$6,678	$—	$—	$6,678
Certificate of deposit	4,300	—	—	4,300

Total financial assets	$10,978	$—	$—	$10,978

Financial Liabilities:
Preferred stock warrant liability	$—	$—	$297	$297

Summary of Changes in Fair Value of Level 3 Financial Liabilities

The following table sets forth a summary of the changes in the fair value of the Company’s Level III financial liabilities for the three months ended March 31, 2013 and 2012 (in thousands):

	Three Months Ended March 31,
	2013	2012
Fair value—beginning of period	$—	$297
Issuance of preferred stock warrants	—	—
Change in fair value of Level III financial liabilities	—	216
Reclassification of warrant liability to stockholders’ equity	—	—

Fair value—end of period	$—	$513

The following table sets forth a summary of the changes in the fair value of the Company’s Level III financial liabilities for the years ended December 31, 2012 and 2011 (in thousands):

	Year Ended December 31,
	2012	2011
Fair value—beginning of period	$297	$—
Issuance of preferred stock warrants	—	281
Change in fair value of Level III financial liabilities	369	16
Reclassification of warrant liability to stockholders’ equity	(666)	—

Fair value—end of period	$—	$297

Summary of Outstanding Convertible Preferred Stock Warrant Assumptions

The Company determined the fair value of the outstanding convertible preferred stock warrants as of March 31, 2012 using the following assumptions:

As of March 31, 2012
Estimated term (in years)	0.8
Risk-free interest rate	0.2%
Expected volatility	70%
Expected dividend yield	0%

The Company determined the fair value of the outstanding convertible preferred stock warrant as of August 17, 2012, the date the anti-dilution provision was no longer applicable, and December 31, 2011 with the following assumptions:

	As of August 17, 2012	As of December 31, 2011
Estimated term (in years)	5.9	1.0
Risk-free interest rate	1.0%	0.1%
Expected volatility	53%	55%
Expected dividend yield	0%	0%

Balance Sheet Components (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Property and Equipment

Property and equipment consisted of the following (in thousands):

	As of March 31, 2013	As of December 31, 2012
Computer equipment	$6,280	$6,078
Capitalized product development costs	4,029	3,230
Furniture and fixtures	1,062	974
Leasehold improvements	2,562	2,314
Software	11	11
Assets not yet in service	1,806	614

Total property and equipment, gross	15,750	13,221
Less: accumulated depreciation and amortization	(7,456)	(6,152)

Total property and equipment, net	$8,294	$7,069

Property and equipment consisted of the following (in thousands):

	As of December 31,
	2012	2011
Computer equipment	$6,078	$4,459
Capitalized product development costs	3,230	2,998
Furniture and fixtures	974	630
Leasehold improvements	2,314	2,041
Software	11	—
Equipment not yet in service	614	—

Total property and equipment, gross	13,221	10,128
Less: accumulated depreciation and amortization	(6,152)	(4,580)

Total property and equipment, net	$7,069	$5,548

Accrued Liabilities

Accrued liabilities consisted of the following (in thousands):

	As of March 31, 2013	As of December 31, 2012
Legal and professional fees	$1,741	$767
Marketing expenses	398	304
Interest	102	102
Sales taxes	531	446
Payroll taxes	149	234
Other	1,390	1,063

Total accrued liabilities	$4,311	$2,916

Accrued liabilities consisted of the following (in thousands):

	As of December 31,
	2012	2011
Legal and professional fees	$767	$326
Marketing expenses	304	162
Interest	102	79
Sales taxes	446	137
Payroll taxes	234	107
Other	1,063	694

Total accrued liabilities	$2,916	$1,505

Accrued Compensation and Benefits

Accrued compensation and benefits consisted of the following (in thousands):

	As of March 31, 2013	As of December 31, 2012
Bonus	$457	$349
Payroll and related expenses	1,819	1,978
Commissions	1,280	1,282
Vacation	1,022	891

Total accrued compensation and benefits	$4,578	$4,500

Accrued compensation and benefits consisted of the following (in thousands):

	As of December 31,
	2012	2011
Bonus	$349	$968
Payroll and related expenses	1,978	—
Commissions	1,282	223
Vacation	891	851

Total accrued compensation and benefits	$4,500	$2,042

Commitments and Contingencies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Schedule of Minimum Payments Under Noncancelable Operating Leases

As of March 31, 2013, the Company’s minimum payments under the noncancelable operating leases were as follows (in thousands):

Year Ending December 31:	Operating Lease
2013 (remaining nine months)	$2,281
2014	2,460
2015	1,240

Total minimum lease payments	$5,981

As of December 31, 2012, the Company’s minimum payments under the noncancelable operating leases are as follows (in thousands):

Year Ending December 31:	Operating Lease
2013	$2,528
2014	1,949
2015	713

Total minimum lease payments	$5,190

Schedule of Future Minimum Lease Payments Including Interest Due Under Capital Lease Obligation

The following is a schedule of future minimum lease payments, including interest, due under the capital lease obligations as of March 31, 2013 (in thousands):

Year Ending December 31:	Capital Lease
2013 (remaining nine months)	$134
2014	16

Total minimum lease payments	150
Less: amount representing interest	4

Present value of minimum lease payments	146
Less: current portion	146

Capital lease liability, net of current portion	$—

The following is a schedule of future minimum lease payments due under the capital lease obligation as of December 31, 2012 (in thousands):

Year Ending December 31:	Capital Lease
2013	$225
2014	16

Total minimum lease payments	241
Less: amount representing interest	8

Present value of minimum lease payments	233
Less: current portion	217

Capital lease liability, net of current portion	$16

Stockholders' Equity (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Summary of Common Stock Reserved

As of March 31, 2013 and December 31, 2012, the Company had reserved shares of common stock for issuance as follows:

	As of March 31, 2013	As of December 31, 2012
Stock options and awards issued and outstanding	3,969,760	3,608,326
Stock options and awards available for grant under 2012 Plan	2,506,022	2,127,279
Common stock warrants	—	56,054

Total	6,475,782	5,791,659

As of December 31, 2012 and 2011, the Company had reserved shares of common stock, on an as-if converted basis, for issuance as follows:

	As of December 31,
	2012	2011
Conversion of Series A convertible preferred stock	—	3,566,509
Conversion of Series B convertible preferred stock	—	5,480,768
Conversion of Series C convertible preferred stock	—	3,343,586
Conversion of Series D convertible preferred stock	—	1,770,581
Stock options and awards issued and outstanding	3,608,326	3,334,530
Stock based-awards available for grant under 2005 and 2012 Plans	2,127,279	38,672
Common and convertible preferred stock warrants	56,054	100,700

Total	5,791,659	17,635,346

Series of Convertible Preferred Stock

As of December 31, 2011, the Company had outstanding Series A, B, C and D convertible preferred stock (individually referred to as “Series A, B, C or D” or collectively “preferred stock”) as follows (in thousands, except for share data):

	As of December 31, 2011
	Shares Authorized	Shares Issued and Outstanding	Aggregate Liquidation Preference	Proceeds, Net of Issuance Costs
Series A	10,699,533	3,566,509	$2,156	$2,081
Series B	16,442,307	5,480,768	5,700	5,668
Series C	10,030,761	3,343,586	10,750	9,958
Series D	5,725,000	1,770,581	15,003	14,904

Total	42,897,601	14,161,444	$33,609	$32,611

Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Stock Option Activity under 2005 and 2012 Plans

The stock options activity under the 2005 Plan and 2012 Plan during the three months ended March 31, 2013 was as follows:

	Stock Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
				(In thousands)
Balance—December 31, 2012	3,570,566	$6.45	7.56	$35,415
Granted	360,938	26.93
Canceled	(46,623)	9.37
Exercised	(467,129)	2.77

Balance—March 31, 2013	3,417,752	$9.07	7.93	$76,966

Options exercisable—March 31, 2013	1,447,639	$3.97	6.58	$39,985

Options vested and expected to vest—March 31, 2013	3,264,527	$8.81	7.87	$74,373

The stock option activity under the 2005 and 2012 Plans during the year ended December 31, 2012 was as follows:

	Stock Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
				(In thousands)
Balance—December 31, 2011	3,334,530	$3.48	8.2	$11,108
Granted	1,041,972	14.24
Canceled	(264,491)	6.66
Exercised	(541,445)	3.07

Balance—December 31, 2012	3,570,566	$6.45	7.56	$35,415

Options exercisable—December 31, 2012	1,722,605	$3.20	6.18	$22,474

Options vested and expected to vest—December 31, 2012	3,411,464	$6.26	7.49	$34,441

Restricted Stock Units Activity

Restricted Stock Units Activity

	RSUs Outstanding	Weighted Average Grant Date fair Value	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
				(in thousands)
Unvested—December 31, 2012	37,760	16.41	2.16	$613
Granted	521,700	27.05
Canceled	(7,452)
Released	—

Unvested—March 31, 2013	552,008	26.39	2.02	$17,438

Restricted stock units expected to vest—March 31, 2013	490,015		1.94	$15,479

Restricted Stock Units Activity

	RSUs Outstanding	Weighted Average Grant Date fair Value	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
				(In thousands)
Unvested—December 31, 2011	—	—	—	$—
Granted	39,806	16.40
Canceled	(2,046)	16.14
Rolled from 2005 Plan	—
Exercised	—

Unvested—December 31, 2012	37,760	16.41	2.16	$613

Stock awards exercisable—December 31, 2012	—		—	$—

Stock awards vested and expected to vest—December 31, 2012	32,688		2.09	$531

Assumptions Used to Estimate Fair Value of Each Employee Stock Option Awards Using Black-Scholes Option-Pricing Model

The fair value of each employee stock option awards was estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted average assumptions:

	Three Months Ended March 31,
	2013	2012
Expected term (in years)	5.4	5.5
Expected volatility	52%	53%
Risk-free interest rate	0.9%	1.2%
Dividend rate	0%	0%

The fair value of each employee stock option awards was estimated at the date of grant using a Black-Scholes option-pricing model with the following weighted average assumptions:

	Year Ended December 31,
	2012	2011	2010
Expected term (in years)	5.5	5.5	5.5
Expected volatility	53%	55%	55%
Risk-free interest rate	0.9%	1.9%	1.7%
Dividend rate	0%	0%	0%

Compensation Expense for Stock-Based Awards Granted to Employees and Nonemployees

The Company recorded compensation expense for the stock-based awards granted to employees as follows (in thousands):

	Three Months Ended March 31,
	2013	2012
Cost of revenue	$41	$5
Technology and development	411	192
Sales and marketing	337	55
General and administrative	603	213

Total stock-based compensation expense	$1,392	$465

The Company recorded compensation expense for stock-based awards granted to employees and nonemployees as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Cost of revenue	$32	$11	$8
Technology and development	930	482	176
Sales and marketing	398	183	97
General and administrative	1,210	808	73

Total stock-based compensation expense	$2,570	$1,484	$354

Schedule of Stock Options Outstanding and Vested and Exercisable

Additional information regarding the Company’s stock options outstanding and vested and exercisable as of December 31, 2012 is summarized below:

	Options Outstanding			Options Exercisable
Exercise Prices	Number of Options Outstanding	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price per Share	Number of Options Exercisable	Weighted Average Exercise Price Per Share
$0.15—$0.18	511,995	3.84	$0.15	511,995	$0.15
$1.32—$1.47	144,552	4.90	1.37	144,552	1.37
$3.54	209,388	6.94	3.54	189,842	3.54
$4.29—$4.59	1,207,132	8,28	4.33	648,064	4.32
$5.55	528,133	8.78	5.55	133,245	5.55
$6.81—$9.42	202,813	9.16	7.62	52,413	6.89
$12.15—$13.32	167,893	9.39	12.74	12,250	13.32
$13.33—$22.44	598,660	9.64	16.97	30,244	16.62

	3,570,566			1,722,605

Net Loss per Share Attributable to Common Stockholders (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Computation of Basic and Diluted Earnings Attributable to Common Stockholders

The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to common stockholders during the three months ended March 31, 2013 and 2012 (in thousands, except share and per share data):

	Three Months Ended March 31,
	2013	2012
Net loss attributable to common stockholders	$(1,982)	$(4,200)

Shares used in computing net loss per share attributable to common stockholders, basic and diluted	28,427,025	6,882,065

Net loss per share attributable to common stockholders, basic and diluted	$(0.07)	$(0.61)

The following table sets for the computation of the Company’s basic and diluted net loss per share attributable to common stockholders during the years ended December 31, 2012, 2011, and 2010 (in thousands, except share and per share data):

	Year Ended December 31,
	2012	2011	2010
Net loss attributable to common stockholders	$(10,921)	$(6,155)	$(3,838)

Shares used in computing net loss per share attributable to common stockholders, basic and diluted	12,538,769	6,657,045	6,016,550

Net loss per share attributable to common stockholders, basic and diluted	$(0.87)	$(0.92)	$(0.64)

Summary of Outstanding Common Stock Equivalents Excluded from Computation of Diluted Net Loss Per Share

The following outstanding shares of common stock equivalents were excluded from the computation of the diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Three Months Ended March 31,
	2013	2012
Convertible preferred stock	—	14,161,444
Stock options to purchase common stock	3,417,752	3,350,429
Restricted stock units	552,008	—
Heldback shares in connection with Movity acquisition	30,524	125,461
Preferred stock warrants	—	56,054
Common stock warrants	—	44,646

The following outstanding shares of common stock equivalents were excluded from the computation of the diluted net loss per share attributable to common stockholders for the periods presented because including them would have been antidilutive:

	Year Ended December 31,
	2012	2011	2010
Convertible preferred stock	—	14,161,444	14,161,444
Stock options to purchase common stock	3,570,566	3,334,530	1,532,354
Stock awards to purchase common stock	37,760	—	—
Heldback shares in connection with Movity acquisition	30,524	125,461	125,461
Preferred stock warrants	—	56,054	—
Common stock warrants	56,054	44,646	12,735

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Useful Lives of Property and Equipment

The useful lives of the Company’s property and equipment are as follows:

Computer equipment	2 to 3 years
Office equipment, furniture and fixtures	3 years
Capitalized product development costs	2 years
Leasehold improvements	Shorter of the lease term or estimated useful life

Movity, Inc. Acquisition (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Fair Value of Assets Acquired and Liabilities Assumed

The following table summarizes the fair value of assets acquired and liabilities assumed (in thousands):

Cash	$904
Property and equipment	13
Current liabilities	(744)
Notes payable	(110)
Goodwill	2,155

Total purchase consideration	$2,218

Supplemental Information on Unaudited Pro Forma Basis

Supplemental information on an unaudited pro forma basis is presented below for the year ended December 31, 2010 (in thousands):

Pro forma revenue	$19,785
Pro forma loss from operations	(5,648)
Pro forma net loss	(5,647)

Debt (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Future Principal Payments on Debt

As of December 31, 2012, the future principal payments on the debt are as follows (in thousands):

Year Ending December 31:	Amounts
2013	$2,800
2014	3,989
2015	3,211

Total payments	10,000
Less debt discount	241

Total debt, net of unamortized discount	9,759
Less current portion	2,665

Noncurrent portion	$7,094

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components of Provision for Income Taxes

The components of the provision for income taxes for the years ended December 31, 2012 and 2011 are as follows:

	Year Ended December 31,
	2012	2011
Current:
Federal	$—	$—
State	67,324	—
Deferred:
Federal	—	—
State	—	—

TOTAL	$67,324	$—

Reconciliation of Statutory Federal Rate and Company's Effective Tax Rate

The following table presents a reconciliation of statutory federal rate and the Company’s effective tax rate for the periods presented:

	Year Ended December 31,
	2012	2011	2010
Tax benefit at federal statutory rate	(34.0)%	(34.0)%	(34.0)%
State taxes (net of federal benefit)	(5.6)	(5.8)	(5.8)
Stock-based compensation	3.1	4.7	3.7
Change in valuation allowance	32.6	34.7	42.2
Other nondeductible expenses	4.6	0.5	(6.3)
Other	—	(0.1)	0.2

Effective tax rate	0.6%	0.0%	0.0%

Significant Components of Deferred Tax Assets and Liabilities

Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2012 and 2011 were as follows (in thousands):

	As of December 31,
	2012	2011
Deferred tax assets:
Net operating loss carryforward	$16,275	$11,564
Depreciation and amortization	36	—
Accruals and reserves	867	848
Deferred revenue	—	1,939
Stock-based compensation	633	492
General business credit	—	15
Other	1	410

Gross deferred tax assets	17,812	15,268
Valuation allowance	(17,342)	(14,132)

Net deferred tax assets	470	1,136

Deferred tax liabilities:
Prepaid expenses	$353	$122
Depreciation and amortization	—	1,014
Deferred Revenue	117	—

Gross deferred tax liabilities	470	1,136

Net deferred tax liabilities	$—	$—

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows (in thousands):

	Year Ended December 31,
	2012	2011	2010
Unrecognized tax benefits, beginning of period	$475	$337	$110
Gross increases - tax position in prior period	20	—	—
Gross decrease - tax position in prior period	(475)	—	—
Gross increases - current period tax positions	—	138	227
Lapse of statute of limitations	—	—	—

Unrecognized tax benefits, end of period	$20	$475	$337

Organization and Description of Business - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		3 Months Ended	12 Months Ended
	Mar. 31, 2013	Sep. 30, 2012	Mar. 31, 2013	Dec. 31, 2012
Initial Public Offering [Line Items]
Sale of Shares of common stock	4,025,000	5,900,000
Public offering price	$ 29.75	$ 17
Underwriter allotment	525,000	900,000
Sold by existing shareholders	3,117,311		3,117,311
Shares sold pursuant to exercise by the underwriters	406,606		406,606
Proceeds from initial public offering, net of underwriting discounts	$ 113,000
Sold by existing shareholders		1,000,000
Proceeds from initial public offering, net of underwriting discounts		$ 89,400	$ 114,056	$ 93,279
Conversion preferred stock into common stock		14,161,444
Warrant to purchase convertible preferred stock converted into warrants to purchase common stock		120,961

Fair Value Measurements - Summary of Change in Fair Value of Financial Assets and Liabilities (Detail) (Fair Value, Measurements, Recurring [Member], USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Financial Assets:
Total financial assets	$ 7,067	$ 7,066	$ 10,978
Financial Liabilities:
Preferred stock warrant liability			297
Money market funds
Financial Assets:
Total financial assets	6,682	6,681	6,678
Restricted cash
Financial Assets:
Total financial assets	385	385
Certificate of deposit
Financial Assets:
Total financial assets			4,300
Level 1
Financial Assets:
Total financial assets	7,067	7,066	10,978
Financial Liabilities:
Preferred stock warrant liability
Level 1 | Money market funds
Financial Assets:
Total financial assets	6,682	6,681	6,678
Level 1 | Restricted cash
Financial Assets:
Total financial assets	385	385
Level 1 | Certificate of deposit
Financial Assets:
Total financial assets			4,300
Level 2
Financial Assets:
Total financial assets
Financial Liabilities:
Preferred stock warrant liability
Level 2 | Money market funds
Financial Assets:
Total financial assets
Level 2 | Restricted cash
Financial Assets:
Total financial assets
Level 2 | Certificate of deposit
Financial Assets:
Total financial assets
Level 3
Financial Assets:
Total financial assets
Financial Liabilities:
Preferred stock warrant liability			297
Level 3 | Money market funds
Financial Assets:
Total financial assets
Level 3 | Restricted cash
Financial Assets:
Total financial assets
Level 3 | Certificate of deposit
Financial Assets:
Total financial assets

Fair Value Measurements - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amounts due from third party merchant processors	$ 135,000		$ 467,000
Held by the Company unrealized losses	0	0
Held by the Company realized losses	0	0
Held by the Company other than temporary impairment losses	$ 0	$ 0
Certificates of deposit with maturities period		12 months or less

Fair Value Measurements - Summary of Changes in Fair Value of Level 3 Financial Liabilities (Detail) (Level 3, USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Level 3
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value-beginning of period	$ 297	$ 297
Issuance of preferred stock warrants			281
Change in fair value of Level III financial liabilities	216	369	16
Reclassification of warrant liability to stockholders' equity		(666)
Fair value-end of period	$ 513		$ 297

Fair Value Measurements - Summary of Outstanding Convertible Preferred Stock Warrants Assumptions (Detail)	3 Months Ended		12 Months Ended			1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 17, 2012 Preferred stock warrants	Mar. 31, 2012 Preferred stock warrants	Dec. 31, 2011 Preferred stock warrants
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Estimated term (in years)	5 years 4 months 24 days	5 years 6 months	5 years 6 months	5 years 6 months	5 years 6 months	5 years 10 months 24 days	9 months 18 days	1 year
Risk-free interest rate	0.90%	1.20%	0.90%	1.90%	1.70%	1.00%	0.20%	0.10%
Expected volatility	52.00%	53.00%	53.00%	55.00%	55.00%	53.00%	70.00%	55.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Balance Sheet Components - Property and Equipment (Detail) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 15,750,000	$ 13,221,000	$ 10,128,000
Less: accumulated depreciation and amortization	(7,456,000)	(6,152,000)	(4,580,000)
Total property and equipment, net	8,294,000	7,069,000	5,548,000
Computer equipment
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	6,280,000	6,078,000	4,459,000
Capitalized product development costs
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	4,029,000	3,230,000	2,998,000
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	1,062,000	974,000	630,000
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	2,562,000	2,314,000	2,041,000
Software
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	11,000	11,000
Assets not yet in service
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 1,806,000	$ 614,000

Balance Sheet Components - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment under capital lease, included under computer equipment	$ 865,000		$ 865,000	$ 729,000
Accumulated depreciation	7,456,000		6,152,000	4,580,000
Depreciation and amortization expense	65,000	58,000	3,600,000	2,500,000	963,000
Product development costs capitalized	1,600,000	315,000
Amortization expense for product development costs	199,000	274,000
Capital lease expense
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ 557,000		$ 492,000	$ 215,000

Balance Sheet Components - Accrued liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Accrued Liabilities [Line Items]
Legal and professional fees	$ 1,741	$ 767	$ 326
Marketing expenses	398	304	162
Interest	102	102	79
Sales taxes	531	446	137
Payroll taxes	149	234	107
Other	1,390	1,063	694
Total accrued liabilities	$ 4,311	$ 2,916	$ 1,505

Balance Sheet Components - Accrued Compensation and Benefits (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accrued Compensation And Benefits [Line Items]
Bonus	$ 457	$ 349	$ 968
Payroll and related expenses	1,819	1,978
Commissions	1,280	1,282	223
Vacation	1,022	891	851
Total accrued compensation and benefits	$ 4,578	$ 4,500	$ 2,042

Debt - Additional Information (Detail) (USD $)	12 Months Ended		16 Months Ended			1 Months Ended		3 Months Ended	12 Months Ended		12 Months Ended						1 Months Ended					1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Apr. 30, 2011	Sep. 30, 2011	Dec. 31, 2012 Minimum	Apr. 30, 2009 Term loan [Member]	Sep. 30, 2008 Term loan [Member]	Mar. 31, 2013 Credit Facility	Dec. 31, 2012 Credit Facility	Sep. 30, 2011 Credit Facility	Dec. 31, 2012 Credit Facility Minimum	Dec. 31, 2012 Credit Facility Maximum	Apr. 30, 2011 LIBOR [Member] Minimum	Apr. 30, 2011 LIBOR [Member] Maximum	Apr. 30, 2009 LIBOR [Member] Term loan [Member]	Sep. 30, 2008 LIBOR [Member] Term loan [Member]	Sep. 30, 2011 First tranche Credit Facility	Mar. 31, 2013 First tranche Credit Facility Minimum Prime rate basis	Dec. 31, 2012 First tranche Credit Facility Minimum Prime rate basis	Mar. 31, 2013 First tranche Credit Facility Maximum Prime rate basis	Dec. 31, 2012 First tranche Credit Facility Maximum Prime rate basis	Sep. 30, 2011 Second tranche Credit Facility	Dec. 31, 2012 Second tranche Credit Facility Prime rate basis	Mar. 31, 2013 Second tranche Credit Facility Minimum Prime rate basis	Mar. 31, 2013 Second tranche Credit Facility Maximum Prime rate basis	Dec. 31, 2012 Third Tranche [Member] Credit Facility Prime rate basis
Debt Instrument [Line Items]
Secured term loan credit facility				$ 20,000,000						$ 20,000,000
Repayment of secured loan																	5,000,000
Line of credit facility remaining drawdown amount expired	10,000,000								10,000,000
Interest rate on loan													1.25%	2.00%	2.00%	2.00%		2.75%	2.75%	6.00%	6.00%		5.50%	5.50%	8.75%	8.75%
Frequency of loan repayment			31 or 36 equal monthly installments			27 equal monthly installments		30 equal monthly installments	30 equal monthly installments
Term loan maturity date						July 2011	July 2011	September 2015	March 2015
Term loan outstanding amount						776,000	725,000
Additional amount of loan			4,300,000
Maturity date of loan, range start			Jan 31, 2013
Maturity date of loan, range end			Apr 30, 2014
Outstanding principal amount of loan	10,000,000			3,000,000
Tranche, amount drawn																	5,000,000					5,000,000
Extended maturity date											March 2015	September 2015
Warrants to purchase shares									120,961
Exercise price of convertible preferred stock									$ 8.4738
Warrants purchased against convertible preferred shares									56,054
Aggregate fair value of warrants									281,000
Net facility charge									165,000
Interest expense related to amortization of the debt discount	167,000	38,000
Cash and marketable securities	$ 20,000,000				$ 10,000,000

Commitments and Contingencies - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Contingencies And Commitments [Line Items]
Rent expense	$ 727,000	$ 246,000	$ 1,600,000	$ 1,100,000	$ 611,000
Purchase of license for patents			550,000
Additional contingent payment if Company filed Registration Statement			$ 350,000
Minimum
Contingencies And Commitments [Line Items]
Lease terms	24 months		24 months
Maximum
Contingencies And Commitments [Line Items]
Lease terms	36 months		36 months

Commitments and Contingencies - Schedule of Minimum Payments Under Noncancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012
Future Minimum Payments Under Non Cancelable Operating Leases With Initial Terms Of One Year Or More [Line Items]
2013	$ 2,281	$ 2,528
2014	2,460	1,949
2015	1,240	713
Total minimum lease payments	$ 5,981	$ 5,190

Commitments and Contingencies - Schedule of Future Minimum Lease Payments Including Interest Due Under Capital Lease Obligation (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Capital Leases Future Minimum Payments Due [Line Items]
2013	$ 134	$ 225
2014	16	16
Total minimum lease payments	150	241
Less: amount representing interest	4	8
Present value of minimum lease payments	146	233
Less: current portion	146	217	292
Capital lease liability, net of current portion		$ 16

Stockholders' Equity - Summary of Common Stock Reserved (Detail)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Conversion of Stock [Line Items]
Stock options and awards issued and outstanding	3,969,760	3,608,326	3,334,530
Stock based-awards available for grant	2,506,022	2,127,279	38,672
Common and convertible preferred stock warrants		56,054	100,700
Shares of common stock reserved for issuance	6,475,782	5,791,659	17,635,346
Series A convertible preferred stock
Conversion of Stock [Line Items]
Conversion of convertible preferred stock			3,566,509
Series B convertible preferred stock
Conversion of Stock [Line Items]
Conversion of convertible preferred stock			5,480,768
Series C convertible preferred stock
Conversion of Stock [Line Items]
Conversion of convertible preferred stock			3,343,586
Series D convertible preferred stock
Conversion of Stock [Line Items]
Conversion of convertible preferred stock			1,770,581

Stockholders' Equity - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended					12 Months Ended
	Feb. 28, 2013	Sep. 30, 2012	Sep. 06, 2012	Dec. 31, 2012	Dec. 31, 2012 Series A convertible preferred stock	Dec. 31, 2011 Series A convertible preferred stock	Dec. 31, 2012 Series B convertible preferred stock	Dec. 31, 2011 Series B convertible preferred stock	Dec. 31, 2012 Series C convertible preferred stock	Dec. 31, 2011 Series C convertible preferred stock	Dec. 31, 2012 Series D convertible preferred stock	Dec. 31, 2011 Series D convertible preferred stock	Mar. 31, 2013 Preferred stock	Dec. 31, 2012 Preferred stock	Dec. 31, 2011 Preferred stock	Dec. 31, 2012 IPO
Class of Stock [Line Items]
Exercise price of warrant	$ 8.47
Shares issued pursuant to warrant exercised	39,025
Reverse stock split, description			1-for-3 reverse stock split
Reverse stock split, denominator			3
Preferred stock converted to common stock		14,161,444														14,161,444
Initial public offering with proceeds				$ 50
Non-cumulative dividends at rate					$ 0.04836		$ 0.08319		$ 0.239262		$ 0.67788
Liquidation preference					100.00%		100.00%		107.50%		100.00%
Maximum limit of assets distribution entitled to preferred stockholders					$ 0.6045		$ 1.0398		$ 2.9907		$ 8.47368
Preferred stock, authorized						10,699,533		16,442,307		10,030,761		5,725,000	20,000,000	20,000,000	0
Preferred stock, par value													$ 0.00001	$ 0.00001

Stock-Based Compensation - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended			6 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Non-employees	Jun. 30, 2012 Non-employees	Dec. 31, 2012 Non-employees	Dec. 31, 2011 Non-employees	Dec. 31, 2010 Non-employees	Mar. 31, 2013 2005 Stock Incentive Plan	Dec. 31, 2012 2005 Stock Incentive Plan	Mar. 31, 2013 2012 Equity Incentive Plan	Dec. 31, 2012 2012 Equity Incentive Plan	Mar. 31, 2013 Non-vested RSUs	Dec. 31, 2012 Non-vested RSUs	Mar. 31, 2013 Product development costs	Mar. 31, 2012 Product development costs	Dec. 31, 2012 Product development costs	Dec. 31, 2011 Product development costs	Dec. 31, 2010 Product development costs
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Minimum grant price per share as a percentage of fair market value at the date of the grant											100.00%	100.00%	100.00%	100.00%
Percentage of options vested											25.00%	25.00%
Options vesting period											1 year	1 year
Options expiration period											10 years	10 years	10 years	10 years
Minimum options vesting period											2 years	2 years
Maximum options vesting period											4 years	4 years
Ratio of remaining options shares vested											0.028	0.028
Common stock reserved for future issuance	6,475,782		5,791,659	17,635,346									2,370,000	2,370,000
Additional number of shares reserved for future issuance													1,000,000	1,000,000
Increase in shares available for issuance													2,100,000	2,100,000
Increase in outstanding common stock													4.00%	4.00%
Purchase price of restricted stock units granted													$ 0	$ 0
Increase in shares available for grant under the 2012 plan													1,102,112
Shares of common stock available for grant under 2005 and 2012 Plans	2,506,022		2,127,279	38,672
Weighted average grant date fair value of options granted	$ 12.63	$ 1.25	$ 6.77	$ 2.28	$ 1.59
Options exercises in period aggregate intrinsic value	$ 11,400,000	$ 1,200,000	$ 5,300,000	$ 902,000	$ 760,000
Options vested grant date fair value	756,000	594,000	4,600,000	1,200,000	336,000
Cash received from exercise of stock options during the period	1,300,000	253,000	1,700,000	408,000	113,000
Unrecognized compensation cost related to non-vested stock options granted, net	10,200,000		7,000,000
Estimated forfeitures of stock-based awards granted	1,100,000		782,000												1,600,000	82,000
Weighted average vesting period	2 years 9 months 4 days		2 years 8 months 5 days
Unrecognized compensation cost related to non-vested RSUs granted, net of estimated forfeitures															12,300,000	520,000
Weighted average vesting period of RSUs															3 years 10 months 10 days	3 years 9 months 22 days
Capitalized stock-based compensation																	113,000	8,000	66,000	22,000	17,000
Common stock reserved under the 2005 Plan for issuance			0	4,474,605
RSUs outstanding			37,760
Expected dividend			$ 0
Stock options granted to non-employees								0	16,216	0
Total stock-based compensation expense	$ 1,392,000	$ 465,000	$ 2,570,000	$ 1,484,000	$ 354,000	$ 58,000	$ 0

Stock-Based Compensation - Stock Options Activity under 2005 Plan and 2012 Plan (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Options Outstanding
Stock Options Outstanding, Beginning balance	3,570,566	3,334,530
Stock Options Outstanding, Granted	360,938	1,041,972
Stock Options Outstanding, Canceled	(46,623)	(264,491)
Stock Options Outstanding, Exercised	(467,129)	(541,445)
Stock Options Outstanding, Ending balance	3,417,752	3,570,566	3,334,530
Stock Options Outstanding, Options exercisable	1,447,639	1,722,605
Stock Options Outstanding, Options vested and expected to vest	3,264,527	3,411,464
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning balance	$ 6.45	$ 3.48
Weighted Average Exercise Price, Granted	$ 26.93	$ 14.24
Weighted Average Exercise Price, Canceled	$ 9.37	$ 6.66
Weighted Average Exercise Price, Exercised	$ 2.77	$ 3.07
Weighted Average Exercise Price, Ending balance	$ 9.07	$ 6.45	$ 3.48
Weighted Average Exercise Price, Options exercisable	$ 3.97	$ 3.2
Weighted Average Exercise Price, Options vested and expected to vest	$ 8.81	$ 6.26
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Beginning balance	$ 35,415	$ 11,108
Aggregate Intrinsic Value, Ending balance	76,966	35,415	11,108
Aggregate Intrinsic Value, Options exercisable	39,985	22,474
Aggregate Intrinsic Value, Options vested and expected to vest	$ 74,373	$ 34,441
Average Remaining Contractual Life (Years)
Weighted Average Remaining Contractual Life	7 years 11 months 5 days	7 years 6 months 22 days	8 years 2 months 12 days
Weighted Average Remaining Contractual Life, Options exercisable	6 years 6 months 29 days	6 years 2 months 5 days
Weighted Average Remaining Contractual Life, Options vested and expected to vest	7 years 10 months 13 days	7 years 5 months 27 days

Stock-Based Compensation - Restricted Stock Units Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2012
RSUs Outstanding
RSUs Outstanding, Unvested Beginning balance	37,760
RSUs Outstanding, Unvested Ending balance		37,760	37,760
Weighted Average Remaining Contractual Life (Years
Weighted Average Remaining Contractual Life (Years), Stock awards exercisable	6 years 6 months 29 days		6 years 2 months 5 days
Restricted Stock Units Activity
RSUs Outstanding
RSUs Outstanding, Unvested Beginning balance	37,760
RSUs Outstanding, Granted	521,700		39,806
RSUs Outstanding, Canceled	(7,452)		(2,046)
RSUs Outstanding, Exercised
RSUs Outstanding, Unvested Ending balance	552,008	37,760	37,760
RSUs Outstanding, Stock awards exercisable
RSUs Outstanding, Restricted stock units expected to vest	490,015	32,688	32,688
Weighted Average Remaining Contractual Life (Years
Weighted Average Remaining Contractual Life (Years), Unvested	2 years 7 days	2 years 1 month 28 days	2 years 1 month 28 days
Weighted Average Remaining Contractual Life (Years), Restricted stock units expected to vest	1 year 11 months 9 days		2 years 1 month 2 days
Weighted Average Grant Date fair Value
Weighted Average Grant Date fair Value, Unvested Beginning balance	$ 16.41
Weighted Average Grant Date fair Value, Granted	$ 27.05		$ 16.4
Weighted Average Grant Date fair Value, Canceled			$ 16.14
Weighted Average Grant Date fair Value, Unvested Ending balance	$ 26.39	$ 16.41	$ 16.41
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Unvested Beginning balance	$ 613
Aggregate Intrinsic Value, Unvested Ending balance	17,438	613	613
Aggregate Intrinsic Value, Stock awards exercisable
Aggregate Intrinsic Value, Restricted stock units expected to vest	15,479
Aggregate Intrinsic Value, Stock awards vested and expected to vest			$ 531
Restricted Stock Units Activity | Rolled from 2005 Plan
RSUs Outstanding
RSUs Outstanding, Rolled

Stock-Based Compensation - Assumptions Used to Estimate Fair Value of Each Employee Stock Option Awards Using Black-Scholes Option-Pricing Model (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years 4 months 24 days	5 years 6 months	5 years 6 months	5 years 6 months	5 years 6 months
Expected volatility	52.00%	53.00%	53.00%	55.00%	55.00%
Risk-free interest rate	0.90%	1.20%	0.90%	1.90%	1.70%
Dividend rate	0.00%	0.00%	0.00%	0.00%	0.00%

Stock-Based Compensation - Compensation Expense for Stock-Based Awards Granted to Employees and Nonemployees (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 1,392,000	$ 465,000	$ 2,570,000	$ 1,484,000	$ 354,000
Cost of revenue
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	41,000	5,000	32,000	11,000	8,000
Technology and development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	411,000	192,000	930,000	482,000	176,000
Sales and marketing
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	337,000	55,000	398,000	183,000	97,000
General and administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 603,000	$ 213,000	$ 1,210,000	$ 808,000	$ 73,000

Net Loss per Share Attributable to Common Stockholders - Computation of Basic and Diluted Earnings Attributable to Common Stockholders (Detail) (USD $)
In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net loss attributable to common stockholders	$ (1,982)	$ (4,200)	$ (10,921)	$ (6,155)	$ (3,838)
Shares used in computing net loss per share attributable to common stockholders, basic and diluted	28,427,025	6,882,065	12,538,769	6,657,045	6,016,550
Net loss per share attributable to common stockholders, basic and diluted	$ (0.07)	$ (0.61)	$ (0.87)	$ (0.92)	$ (0.64)

Net Loss per Share Attributable to Common Stockholders - Summary of Outstanding Common Stock Equivalents Excluded from Computation of Diluted Net Loss Per Share (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive stock		14,161,444		14,161,444	14,161,444
Stock options to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive stock	3,417,752	3,350,429	3,570,566	3,334,530	1,532,354
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive stock			37,760
Heldback shares in connection with Movity acquisition
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive stock	30,524	125,461	30,524	125,461	125,461
Preferred stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive stock		56,054		56,054
Common stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive stock		44,646	56,054	44,646	12,735
Restricted stock units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive stock	552,008

Employee Benefit Plan - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Contribution Plan [Line Items]
Company's contribution based on employee contribution	4.00%		3.00%
Company's expense related to its benefit plan	$ 264,000	$ 157,000	$ 685,000	$ 388,000	$ 192,000

Subsequent Events - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	May 07, 2013 Subsequent Event	Mar. 31, 2013 2012 Equity Incentive Plan	Dec. 31, 2012 2012 Equity Incentive Plan	Apr. 08, 2013 2012 Equity Incentive Plan Subsequent Event
Subsequent Event [Line Items]
Increase in shares available for issuance			2,100,000	2,100,000	2,000,000
Merger agreement date		May 7, 2013
Common stock conversion basis		At the effective time of the Merger, each outstanding share of Market Leader common stock will be converted into the right to receive (a) $6.00 in cash, without interest, and subject to applicable withholding tax, and (b) 0.1553 of a share of the Company's common stock, for a total purchase consideration of $355 million.
Common stock conversion right to receive cash per share		$ 6
Common stock conversion ratio		0.1553
Total purchase consideration	$ 2,218	$ 355,000

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2012 Customer	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013	Mar. 31, 2012
Schedule Of Significant Accounting Policies [Line Items]
Percentage of total revenue represented by customer		10.00%	10.00%	10.00%
Percentage of gross accounts receivable represented by customer		10.40%	10.00%
Number of customers accounted for Company's gross accounts receivable		1
Net book value of capitalized product development costs					$ 1,600,000	$ 315,000
Advertising expenses		2,600,000	459,000	127,000
Number of outstanding preferred stock converted into common stock	14,161,444
Number of outstanding preferred stock warrants converted into common stock warrants	56,504
Cash and cash equivalents, original maturities		Three months or less at the time of acquisition
Amounts due from third-party merchant		135,000	207,000
Certificates of deposit maturity period		12 months or less from the balance sheet date
Amount Write-offs on accounts receivable to bad debt expense		95,000	176,000	82,000
Restricted cash		385,000
Certificate of deposit contractual maturities		12 months or less
Capitalized product development costs
Schedule Of Significant Accounting Policies [Line Items]
Capitalized costs associated with product development		2,500,000	1,300,000	851,000
Amortization expenses		1,100,000	708,000	366,000
Net book value of capitalized product development costs		$ 2,000,000	$ 1,100,000
Amortization period for capitalized costs		2 years

Summary of Significant Accounting Policies - Schedule of Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Computer equipment | Minimum
Property, Plant and Equipment [Line Items]
Useful lives of property and equipment	2 years
Computer equipment | Maximum
Property, Plant and Equipment [Line Items]
Useful lives of property and equipment	3 years
Office equipment, furniture and fixtures
Property, Plant and Equipment [Line Items]
Useful lives of property and equipment	3 years
Capitalized product development costs
Property, Plant and Equipment [Line Items]
Useful lives of property and equipment	2 years
Leasehold improvements
Property, Plant and Equipment [Line Items]
Useful lives of property and equipment	Shorter of the lease term or estimated useful life

Movity, Inc. Acquisition - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2010
Business Acquisition [Line Items]
Business acquisition related expenses		$ 155,000
Business acquisition total purchase consideration	2,218,000
Business acquisition issuance of common stock	542,689
Business acquisition common stock fair value	$ 4.0866
Business acquisition number of withhold shares	125,461
Business acquisition, number of shares released on 18-month	91,594
Business acquisition, shares returned from escrow account	3,343
Business acquisition, shares withheld release description	(i) 75% of the shares will be released on the 18-month anniversary of the acquisition date, and (ii) the remaining shares will be released on April 15, 2014.
Business acquisition, percentage of shares released on 18-month	75.00%
Goodwill resulting from the acquisition	$ 2,155,000
Indemnification Agreement
Business Acquisition [Line Items]
Claims subject to indemnification	0

Movity, Inc. Acquisition - Fair Value of Assets Acquired and Liabilities Assumed (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Business Acquisition [Line Items]
Cash	$ 904
Property and equipment	13
Current liabilities	(744)
Notes payable	(110)
Goodwill	2,155
Total purchase consideration	$ 2,218

Movity, Inc. Acquisition - Supplemental Information on Unaudited Pro Forma Basis (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Business Acquisition [Line Items]
Pro forma revenue	$ 19,785
Pro forma loss from operations	(5,648)
Pro forma net loss	$ (5,647)

Debt - Schedule of Future Principal Payments on Debt (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011
Debt Instrument [Line Items]
2013		$ 2,800
2014		3,989
2015		3,211
Total payments		10,000		3,000
Less debt discount		241
Total debt, net of unamortized discount		9,759
Less current portion	3,646	2,665	730
Noncurrent portion	$ 6,149	$ 7,094	$ 8,862

Stockholders' Equity - Series of Convertible Preferred Stock (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012
Series A convertible preferred stock
Class of Stock [Line Items]
Shares Authorized	10,699,533
Shares Issued and Outstanding	3,566,509
Aggregate Liquidation Preference	$ 2,156
Proceeds, Net of Issuance Costs	2,081
Series B convertible preferred stock
Class of Stock [Line Items]
Shares Authorized	16,442,307
Shares Issued and Outstanding	5,480,768
Aggregate Liquidation Preference	5,700
Proceeds, Net of Issuance Costs	5,668
Series C convertible preferred stock
Class of Stock [Line Items]
Shares Authorized	10,030,761
Shares Issued and Outstanding	3,343,586
Aggregate Liquidation Preference	10,750
Proceeds, Net of Issuance Costs	9,958
Series D convertible preferred stock
Class of Stock [Line Items]
Shares Authorized	5,725,000
Shares Issued and Outstanding	1,770,581
Aggregate Liquidation Preference	15,003
Proceeds, Net of Issuance Costs	14,904
Convertible Preferred Stock
Class of Stock [Line Items]
Shares Authorized	42,897,601
Shares Issued and Outstanding	14,161,444
Aggregate Liquidation Preference	33,609
Proceeds, Net of Issuance Costs	$ 32,611

Warrants - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended				1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2011 Common Stock [Member]	Mar. 31, 2011 Common Stock [Member]	Jul. 31, 2010 Common Stock [Member]	Sep. 30, 2011 Series D convertible preferred stock	Dec. 31, 2012 Series D convertible preferred stock
Convertible Preferred Stock Warrants [Line Items]
Secured term loan credit facility						$ 20,000,000
Issuance of warrant to purchase shares										120,961
Exercise price of warrants							$ 4.29		$ 3.54	$ 8.4738
Exercisable shares				56,054
Line of credit facility drawdowns, amount			10,000,000	10,000,000
Line of credit facility remaining drawdowns, amount			10,000,000	10,000,000
Line of credit facility remaining drawdown amount expired			10,000,000
Exercisable shares remaining			64,907
Fair value of warrant											281,000
Estimated term	5 years 4 months 24 days	5 years 6 months	5 years 6 months	5 years 6 months	5 years 6 months		4 years 6 months		5 years	1 year 2 months 12 days
Risk-free interest rate	0.90%	1.20%	0.90%	1.90%	1.70%		0.70%		1.70%	0.20%
Expected volatility	52.00%	53.00%	53.00%	55.00%	55.00%		55.00%		55.00%	55.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%		0.00%		0.00%	0.00%
Expiration date			September 19, 2017				February 14, 2016		July 19, 2015
Remeasurement of the fair value of the warrant		216,000	369,000	16,000
Warrant to purchase shares							44,646		12,735
Fair value of warrant							93,000		16,000
Cash proceeds from warrant exercised								$ 45,000
Issuance of common stock							33,380

Warrants - Summary of Outstanding Convertible Preferred Stock Warrant Assumptions (Detail)	3 Months Ended		12 Months Ended			1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Aug. 17, 2012 Preferred stock warrants	Mar. 31, 2012 Preferred stock warrants	Dec. 31, 2011 Preferred stock warrants
Fair Value Inputs Assets Liabilities Quantitative Information [Line Items]
Estimated term (in years)	5 years 4 months 24 days	5 years 6 months	5 years 6 months	5 years 6 months	5 years 6 months	5 years 10 months 24 days	9 months 18 days	1 year
Risk-free interest rate	0.90%	1.20%	0.90%	1.90%	1.70%	1.00%	0.20%	0.10%
Expected volatility	52.00%	53.00%	53.00%	55.00%	55.00%	53.00%	70.00%	55.00%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

Stock-Based Compensation - Schedule of Stock Options Outstanding and Vested and Exercisable (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options Outstanding	3,417,752	3,570,566	3,334,530
Weighted Average Remaining Contractual Life (Years)	6 years 6 months 29 days	6 years 2 months 5 days
Weighted Average Exercise Price per Share	$ 9.07	$ 6.45	$ 3.48
Number of Options Exercisable	1,447,639	1,722,605
$0.15 - $0.18
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit		$ 0.15
Exercise price, upper limit		$ 0.18
Number of Options Outstanding		511,995
Weighted Average Remaining Contractual Life (Years)		3 years 10 months 2 days
Weighted Average Exercise Price per Share		$ 0.15
Number of Options Exercisable		511,995
Weighted Average Exercise Price Per Share, Exercisable		$ 0.15
$1.32 - $1.47
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit		$ 1.32
Exercise price, upper limit		$ 1.47
Number of Options Outstanding		144,552
Weighted Average Remaining Contractual Life (Years)		4 years 10 months 24 days
Weighted Average Exercise Price per Share		$ 1.37
Number of Options Exercisable		144,552
Weighted Average Exercise Price Per Share, Exercisable		$ 1.37
$3.54
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit		$ 3.54
Number of Options Outstanding		209,388
Weighted Average Remaining Contractual Life (Years)		6 years 11 months 9 days
Weighted Average Exercise Price per Share		$ 3.54
Number of Options Exercisable		189,842
Weighted Average Exercise Price Per Share, Exercisable		$ 3.54
$4.29 - $4.59
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit		$ 4.29
Exercise price, upper limit		$ 4.59
Number of Options Outstanding		1,207,132
Weighted Average Remaining Contractual Life (Years)		8 years 3 months 11 days
Weighted Average Exercise Price per Share		$ 4.33
Number of Options Exercisable		648,064
Weighted Average Exercise Price Per Share, Exercisable		$ 4.32
$5.55
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit		$ 5.55
Number of Options Outstanding		528,133
Weighted Average Remaining Contractual Life (Years)		8 years 9 months 11 days
Weighted Average Exercise Price per Share		$ 5.55
Number of Options Exercisable		133,245
Weighted Average Exercise Price Per Share, Exercisable		$ 5.55
$6.81 - $9.42
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit		$ 6.81
Exercise price, upper limit		$ 9.42
Number of Options Outstanding		202,813
Weighted Average Remaining Contractual Life (Years)		9 years 1 month 28 days
Weighted Average Exercise Price per Share		$ 7.62
Number of Options Exercisable		52,413
Weighted Average Exercise Price Per Share, Exercisable		$ 6.89
$12.15 - $13.32
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit		$ 12.15
Exercise price, upper limit		$ 13.32
Number of Options Outstanding		167,893
Weighted Average Remaining Contractual Life (Years)		9 years 4 months 21 days
Weighted Average Exercise Price per Share		$ 12.74
Number of Options Exercisable		12,250
Weighted Average Exercise Price Per Share, Exercisable		$ 13.32
$13.33 - $22.44
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price, lower limit		$ 13.33
Exercise price, upper limit		$ 22.44
Number of Options Outstanding		598,660
Weighted Average Remaining Contractual Life (Years)		9 years 7 months 21 days
Weighted Average Exercise Price per Share		$ 16.97
Number of Options Exercisable		30,244
Weighted Average Exercise Price Per Share, Exercisable		$ 16.62

Income Taxes - Components of Provision for Income Taxes (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal
State		67,324
Deferred:
Federal
State
TOTAL	$ 231,000	$ 67,324

Income Taxes - Reconciliation of Statutory Federal Rate and Company's Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Statutory Federal Tax Rate [Line Items]
Tax benefit at federal statutory rate	(34.00%)	(34.00%)	(34.00%)
State taxes (net of federal benefit)	(5.60%)	(5.80%)	(5.80%)
Stock-based compensation	3.10%	4.70%	3.70%
Change in valuation allowance	32.60%	34.70%	42.20%
Other nondeductible expenses	4.60%	0.50%	(6.30%)
Other		(0.10%)	0.20%
Effective tax rate	0.60%	0.00%	0.00%

Income Taxes - Significant Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Net operating loss carryforward	$ 16,275	$ 11,564
Depreciation and amortization	36
Accruals and reserves	867	848
Deferred revenue		1,939
Stock-based compensation	633	492
General business credit		15
Other	1	410
Gross deferred tax assets	17,812	15,268
Valuation allowance	(17,342)	(14,132)
Net deferred tax assets	470	1,136
Deferred tax liabilities:
Prepaid expenses	353	122
Depreciation and amortization		1,014
Deferred Revenue	117
Gross deferred tax liabilities	470	1,136
Net deferred tax liabilities

Income Taxes - Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred Income Tax Assets And Liabilities [Line Items]
Unrecognized tax benefits, beginning of period	$ 475	$ 337	$ 110
Gross increases - tax position in prior period	20
Gross decrease - tax position in prior period	(475)
Gross increases - current period tax positions		138	227
Lapse of statute of limitations
Unrecognized tax benefits, end of period	$ 20	$ 475	$ 337

Income Taxes - Additional Information (Detail) (USD $)	Dec. 31, 2012
Income Taxes [Line Items]
Unrecognized income tax benefits	$ 20,000